UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	1-31-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2015

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	2.02%	5.90%	5.81%	4.78%	4.96%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	2.46%	7.39%	8.37%	5.88%	6.16%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	2.49%	8.43%	10.27%	6.73%	7.17%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	2.86%	9.37%	11.80%	7.30%	7.80%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	2.97%	10.32%	13.03%	7.40%	8.02%	9/30/04
Russell 3000 Index	—	4.38%	12.99%	15.82%	7.93%	8.39%	—
Barclays U.S. Aggregate Bond Index	—	4.36%	6.61%	4.56%	4.86%	4.86%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.66%
One Choice Portfolio: Conservative — Investor Class	0.75%
One Choice Portfolio: Moderate — Investor Class	0.86%
One Choice Portfolio: Aggressive — Investor Class	0.96%
One Choice Portfolio: Very Aggressive — Investor Class	1.02%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

3

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2015
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	1.9%	3.9%	4.4%	4.7%
Equity Growth Fund	3.9%	6.8%	11.8%	9.8%	12.9%
Growth Fund	4.4%	6.7%	9.9%	16.4%	19.8%
Heritage Fund	2.5%	5.0%	8.0%	14.3%	17.4%
Large Company Value Fund	6.9%	9.8%	8.3%	7.3%	9.4%
Mid Cap Value Fund	4.9%	6.6%	5.4%	4.6%	6.0%
Real Estate Fund	2.0%	2.1%	2.2%	2.1%	2.0%
Small Company Fund	1.0%	1.6%	2.0%	2.2%	2.5%
Emerging Markets Fund	—	—	4.0%	6.5%	7.5%
International Growth Fund	—	6.1%	10.1%	12.7%	15.5%
Total Equity	26.6%	46.6%	65.6%	80.3%	97.7%
Fixed Income
Diversified Bond Fund	31.3%	29.5%	17.3%	9.2%	2.0%
High-Yield Fund	—	—	4.0%	6.0%	—
Inflation-Adjusted Bond Fund	10.1%	9.1%	6.1%	4.2%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	8.0%	—	—	—	—
International Bond Fund	10.0%	7.9%	3.0%	—	—
Total Fixed Income	66.4%	46.5%	30.4%	19.4%	2.0%
Prime Money Market Fund	7.0%	6.9%	4.0%	0.3%	0.3%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,020.20	$0.00	0.00%(3)	$3.41	0.67%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.41	0.67%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,024.60	$0.00	0.00%(3)	$3.83	0.75%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,024.90	$0.00	0.00%(3)	$4.44	0.87%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.43	0.87%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,028.60	$0.00	0.00%(3)	$4.76	0.93%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.74	0.93%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,029.70	$0.00	0.00%(3)	$5.27	1.03%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.24	1.03%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

6

Schedules of Investments

JANUARY 31, 2015 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 56.4%
Diversified Bond Fund Investor Class	10,824,629	$120,153,377
Inflation-Adjusted Bond Fund Investor Class	3,249,049	38,923,604
Short Duration Fund Investor Class	2,597,180	26,828,871
Short Duration Inflation Protection Bond Fund Investor Class	3,038,908	30,723,359
		216,629,211
Domestic Equity Funds — 26.6%
Core Equity Plus Fund Investor Class	281,686	3,845,017
Equity Growth Fund Investor Class	505,486	14,997,767
Growth Fund Investor Class	599,986	17,021,601
Heritage Fund Investor Class	409,999	9,618,580
Large Company Value Fund Investor Class	3,045,119	26,340,279
Mid Cap Value Fund Investor Class	1,174,600	18,852,329
Real Estate Fund Investor Class	240,511	7,641,034
Small Company Fund Investor Class	301,437	3,870,456
		102,187,063
International Fixed Income Funds — 10.0%
International Bond Fund Investor Class	2,986,890	38,381,537
Money Market Funds — 7.0%
Prime Money Market Fund Investor Class	26,761,118	26,761,118
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $349,381,969)		383,958,929
OTHER ASSETS AND LIABILITIES†		(911)
TOTAL NET ASSETS — 100.0%		$383,958,018

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

7

JANUARY 31, 2015 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.5%
Core Equity Plus Fund Investor Class	1,415,938	$19,327,552
Equity Growth Fund Investor Class	2,310,860	68,563,203
Growth Fund Investor Class	2,368,690	67,199,731
Heritage Fund Investor Class	2,144,789	50,316,755
Large Company Value Fund Investor Class	11,422,716	98,806,495
Mid Cap Value Fund Investor Class	4,168,737	66,908,235
Real Estate Fund Investor Class	659,840	20,963,115
Small Company Fund Investor Class	1,232,070	15,819,775
		407,904,861
Domestic Fixed Income Funds — 38.6%
Diversified Bond Fund Investor Class	26,718,014	296,569,960
Inflation-Adjusted Bond Fund Investor Class	7,666,020	91,838,915
		388,408,875
International Fixed Income Funds — 7.9%
International Bond Fund Investor Class	6,195,138	79,607,522
Money Market Funds — 6.9%
Prime Money Market Fund Investor Class	69,795,654	69,795,654
International Equity Funds — 6.1%
International Growth Fund Investor Class	5,032,546	60,742,825
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $885,810,376)		1,006,459,737
OTHER ASSETS AND LIABILITIES†		(1,609)
TOTAL NET ASSETS — 100.0%		$1,006,458,128

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

8

JANUARY 31, 2015 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.5%
Core Equity Plus Fund Investor Class	4,348,595	$59,358,326
Equity Growth Fund Investor Class	6,110,088	181,286,312
Growth Fund Investor Class	5,382,623	152,705,026
Heritage Fund Investor Class	5,272,650	123,696,362
Large Company Value Fund Investor Class	14,770,715	127,766,686
Mid Cap Value Fund Investor Class	5,161,593	82,843,573
Real Estate Fund Investor Class	1,087,465	34,548,755
Small Company Fund Investor Class	2,431,538	31,220,952
		793,425,992
Domestic Fixed Income Funds — 27.4%
Diversified Bond Fund Investor Class	24,066,162	267,134,394
High-Yield Fund Investor Class	10,471,478	61,467,578
Inflation-Adjusted Bond Fund Investor Class	7,846,743	94,003,986
		422,605,958
International Equity Funds — 14.1%
Emerging Markets Fund Investor Class	7,008,358	60,972,716
International Growth Fund Investor Class	12,950,635	156,314,163
		217,286,879
Money Market Funds — 4.0%
Prime Money Market Fund Investor Class	61,195,741	61,195,741
International Fixed Income Funds — 3.0%
International Bond Fund Investor Class	3,561,336	45,763,168
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,305,668,463)		1,540,277,738
OTHER ASSETS AND LIABILITIES†		277
TOTAL NET ASSETS — 100.0%		$1,540,278,015

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

9

JANUARY 31, 2015 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.1%
Core Equity Plus Fund Investor Class	3,448,249	$47,068,604
Equity Growth Fund Investor Class	3,567,642	105,851,943
Growth Fund Investor Class	6,228,022	176,688,992
Heritage Fund Investor Class	6,591,243	154,630,566
Large Company Value Fund Investor Class	9,134,178	79,010,638
Mid Cap Value Fund Investor Class	3,115,757	50,007,895
Real Estate Fund Investor Class	718,570	22,828,982
Small Company Fund Investor Class	1,837,924	23,598,941
		659,686,561
Domestic Fixed Income Funds — 19.4%
Diversified Bond Fund Investor Class	8,938,586	99,218,308
High-Yield Fund Investor Class	11,139,635	65,389,656
Inflation-Adjusted Bond Fund Investor Class	3,753,433	44,966,123
		209,574,087
International Equity Funds — 19.2%
Emerging Markets Fund Investor Class	8,126,278	70,698,616
International Growth Fund Investor Class	11,313,098	136,549,087
		207,247,703
Money Market Funds — 0.3%
Prime Money Market Fund Investor Class	2,849,851	2,849,851
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $895,570,725)		1,079,358,202
OTHER ASSETS AND LIABILITIES†		1,297
TOTAL NET ASSETS — 100.0%		$1,079,359,499

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

JANUARY 31, 2015 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 74.7%
Core Equity Plus Fund Investor Class	935,594	$12,770,852
Equity Growth Fund Investor Class	1,179,591	34,998,473
Growth Fund Investor Class	1,893,416	53,716,214
Heritage Fund Investor Class	2,023,172	47,463,627
Large Company Value Fund Investor Class	2,948,349	25,503,222
Mid Cap Value Fund Investor Class	1,012,403	16,249,061
Real Estate Fund Investor Class	172,526	5,481,167
Small Company Fund Investor Class	529,772	6,802,269
		202,984,885
International Equity Funds — 23.0%
Emerging Markets Fund Investor Class	2,336,222	20,325,133
International Growth Fund Investor Class	3,494,052	42,173,205
		62,498,338
Domestic Fixed Income Funds — 2.0%
Diversified Bond Fund Investor Class	498,903	5,537,826
Money Market Funds — 0.3%
Prime Money Market Fund Investor Class	723,047	723,047
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $203,127,627)		271,744,096
OTHER ASSETS AND LIABILITIES†		(30)
TOTAL NET ASSETS — 100.0%		$271,744,066

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

11

Statements of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $349,381,969, $885,810,376 and $1,305,668,463, respectively)	$383,958,929	$1,006,459,737	$1,540,277,738
Receivable for investments sold	—	109,513	—
Receivable for capital shares sold	476,082	910,486	1,333,401
Distributions receivable from affiliates	254,859	525,210	746,565
	384,689,870	1,008,004,946	1,542,357,704

Liabilities
Payable for investments purchased	684,201	526,819	1,487,878
Payable for capital shares redeemed	47,651	1,019,999	591,811
	731,852	1,546,818	2,079,689

Net Assets	$383,958,018	$1,006,458,128	$1,540,278,015

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	32,358,465	74,575,753	102,156,390

Net Asset Value Per Share	$11.87	$13.50	$15.08

Net Assets Consist of:
Capital (par value and paid-in surplus)	$348,873,899	$870,758,209	$1,271,108,361
Undistributed net investment income	242,834	364,312	755,285
Undistributed net realized gain	264,325	14,686,246	33,805,094
Net unrealized appreciation	34,576,960	120,649,361	234,609,275
	$383,958,018	$1,006,458,128	$1,540,278,015

See Notes to Financial Statements.

12

JANUARY 31, 2015 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $895,570,725 and $203,127,627, respectively)	$1,079,358,202	$271,744,096
Receivable for capital shares sold	609,345	157,473
Distributions receivable from affiliates	470,179	9,822
	1,080,437,726	271,911,391

Liabilities
Payable for investments purchased	530,666	79,641
Payable for capital shares redeemed	547,561	87,684
	1,078,227	167,325

Net Assets	$1,079,359,499	$271,744,066

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	66,709,778	15,550,494

Net Asset Value Per Share	$16.18	$17.47

Net Assets Consist of:
Capital (par value and paid-in surplus)	$849,098,721	$193,914,464
Undistributed (distributions in excess of) net investment income	(50,135)	2,068,684
Undistributed net realized gain	46,523,436	7,144,449
Net unrealized appreciation	183,787,477	68,616,469
	$1,079,359,499	$271,744,066

See Notes to Financial Statements.

13

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,708,719	$13,596,691	$22,976,856

Expenses:
Directors' fees and expenses	6,995	18,488	28,641

Net investment income (loss)	4,701,724	13,578,203	22,948,215

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	613,906	654,781	81,625
Capital gain distributions received from underlying funds	7,438,781	34,412,516	79,104,053
	8,052,687	35,067,297	79,185,678

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(5,201,434)	(25,867,124)	(66,416,635)

Net realized and unrealized gain (loss) on affiliates	2,851,253	9,200,173	12,769,043

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,552,977	$22,778,376	$35,717,258

See Notes to Financial Statements.

14

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$16,033,091	$4,262,868

Expenses:
Directors' fees and expenses	20,184	5,273

Net investment income (loss)	16,012,907	4,257,595

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	919,291	287,335
Capital gain distributions received from underlying funds	76,893,901	23,985,794
	77,813,192	24,273,129

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(64,834,560)	(20,455,282)

Net realized and unrealized gain (loss) on affiliates	12,978,632	3,817,847

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,991,539	$8,075,442

See Notes to Financial Statements.

15

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$4,701,724	$6,030,028	$13,578,203	$15,468,968
Net realized gain (loss)	8,052,687	5,688,818	35,067,297	12,803,779
Change in net unrealized appreciation (depreciation)	(5,201,434)	8,441,215	(25,867,124)	39,257,283
Net increase (decrease) in net assets resulting from operations	7,552,977	20,160,061	22,778,376	67,530,030

Distributions to Shareholders
From net investment income	(4,494,111)	(5,977,895)	(13,906,627)	(15,269,425)
From net realized gains	(5,178,987)	(2,884,902)	(8,617,125)	—
Decrease in net assets from distributions	(9,673,098)	(8,862,797)	(22,523,752)	(15,269,425)

Capital Share Transactions
Proceeds from shares sold	77,070,210	91,897,942	140,113,534	253,758,564
Proceeds from reinvestment of distributions	9,447,739	8,651,237	22,100,552	14,973,084
Payments for shares redeemed	(55,604,850)	(108,307,943)	(83,965,813)	(139,163,133)
Net increase (decrease) in net assets from capital share transactions	30,913,099	(7,758,764)	78,248,273	129,568,515

Net increase (decrease) in net assets	28,792,978	3,538,500	78,502,897	181,829,120

Net Assets
Beginning of period	355,165,040	351,626,540	927,955,231	746,126,111
End of period	$383,958,018	$355,165,040	$1,006,458,128	$927,955,231

Undistributed net investment income	$242,834	$35,221	$364,312	$692,736

Transactions in Shares of the Funds
Sold	6,466,914	7,832,402	10,324,709	19,381,020
Issued in reinvestment of distributions	796,728	742,348	1,629,921	1,139,728
Redeemed	(4,647,505)	(9,257,466)	(6,195,789)	(10,643,243)
Net increase (decrease) in shares of the funds	2,616,137	(682,716)	5,758,841	9,877,505

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$22,948,215	$24,255,233	$16,012,907	$16,880,763
Net realized gain (loss)	79,185,678	26,265,708	77,813,192	26,721,028
Change in net unrealized appreciation (depreciation)	(66,416,635)	76,131,071	(64,834,560)	63,651,077
Net increase (decrease) in net assets resulting from operations	35,717,258	126,652,012	28,991,539	107,252,868

Distributions to Shareholders
From net investment income	(23,113,480)	(24,018,441)	(23,613,188)	(14,880,948)
From net realized gains	(2,093,099)	—	(14,398,285)	—
Decrease in net assets from distributions	(25,206,579)	(24,018,441)	(38,011,473)	(14,880,948)

Capital Share Transactions
Proceeds from shares sold	173,497,521	371,485,435	116,465,911	215,763,985
Proceeds from reinvestment of distributions	24,840,198	23,668,750	37,687,693	14,764,862
Payments for shares redeemed	(111,159,865)	(188,766,887)	(93,959,386)	(147,622,947)
Net increase (decrease) in net assets from capital share transactions	87,177,854	206,387,298	60,194,218	82,905,900

Net increase (decrease) in net assets	97,688,533	309,020,869	51,174,284	175,277,820

Net Assets
Beginning of period	1,442,589,482	1,133,568,613	1,028,185,215	852,907,395
End of period	$1,540,278,015	$1,442,589,482	$1,079,359,499	$1,028,185,215

Undistributed (distributions in excess of) net investment income	$755,285	$920,550	$(50,135)	$7,550,146

Transactions in Shares of the Funds
Sold	11,464,719	25,608,183	7,038,025	13,749,731
Issued in reinvestment of distributions	1,633,690	1,624,838	2,299,432	941,037
Redeemed	(7,371,533)	(13,026,618)	(5,724,952)	(9,414,416)
Net increase (decrease) in shares of the funds	5,726,876	14,206,403	3,612,505	5,276,352

See Notes to Financial Statements.

17

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$4,257,595	$3,739,849
Net realized gain (loss)	24,273,129	8,815,662
Change in net unrealized appreciation (depreciation)	(20,455,282)	20,587,527
Net increase (decrease) in net assets resulting from operations	8,075,442	33,143,038

Distributions to Shareholders
From net investment income	(5,097,535)	(2,298,997)

Capital Share Transactions
Proceeds from shares sold	21,838,694	44,771,752
Proceeds from reinvestment of distributions	5,044,139	2,279,082
Payments for shares redeemed	(25,653,340)	(44,987,543)
Net increase (decrease) in net assets from capital share transactions	1,229,493	2,063,291

Net increase (decrease) in net assets	4,207,400	32,907,332

Net Assets
Beginning of period	267,536,666	234,629,334
End of period	$271,744,066	$267,536,666

Undistributed net investment income	$2,068,684	$2,908,624

Transactions in Shares of the Funds
Sold	1,239,707	2,726,163
Issued in reinvestment of distributions	282,902	136,965
Redeemed	(1,456,353)	(2,716,235)
Net increase (decrease) in shares of the funds	66,256	146,893

See Notes to Financial Statements.

18

Notes to Financial Statements

JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

19

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2015 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$52,525,875	$113,307,894	$178,041,104	$153,040,394	$36,809,908
Sales	$19,144,518	$9,587,705	$14,017,932	$37,942,204	$12,434,532

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5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2015 follows:

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund	$110,765,956	$10,715,399	$4,748,332	$(123,207)	$1,350,780	$120,153,377
Inflation-Adjusted Bond Fund	35,625,413	3,879,848	627,923	(61,654)	256,121	38,923,604
Short Duration Fund	25,022,560	2,067,420	240,056	(3,724)	248,290	26,828,871
Short Duration Inflation Protection Bond Fund	28,559,396	3,035,626	196,741	(4,181)	259,591	30,723,359
Core Equity Plus Fund	3,521,896	813,123	144,790	7,132	493,022	3,845,017
Equity Growth Fund	13,998,043	3,803,070	1,577,998	133,819	1,710,199	14,997,767
Growth Fund	15,763,310	5,863,080	2,204,584	33,143	3,457,368	17,021,601
Heritage Fund	8,770,710	2,542,482	1,073,249	17,794	1,360,058	9,618,580
Large Company Value Fund	24,517,470	5,706,955	4,144,440	294,705	178,956	26,340,279
Mid Cap Value Fund	17,593,261	4,199,593	2,025,444	95,672	1,887,155	18,852,329
Real Estate Fund	7,047,738	481,289	926,575	219,389	104,875	7,641,034
Small Company Fund	3,461,240	407,062	160,162	8,681	2,756	3,870,456
International Bond Fund	35,508,854	7,011,905	213,160	(3,663)	837,027	38,381,537
Prime Money Market Fund	25,009,253	1,999,023	247,158	—	1,302	26,761,118
	$355,165,100	$52,525,875	$18,530,612	$613,906	$12,147,500	$383,958,929

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Conservative
Core Equity Plus Fund	$18,144,640	$2,928,815	—	—	$2,411,176	$19,327,552
Equity Growth Fund	63,717,139	10,436,866	—	—	7,827,115	68,563,203
Growth Fund	61,042,304	16,151,550	—	—	13,605,359	67,199,731
Heritage Fund	45,074,146	9,019,669	—	—	7,043,715	50,316,755
Large Company Value Fund	91,624,838	7,030,883	$980,034	$11,698	675,655	98,806,495
Mid Cap Value Fund	61,779,238	8,486,889	—	—	6,643,143	66,908,235
Real Estate Fund	18,960,665	363,518	1,320,718	359,452	279,004	20,963,115
Small Company Fund	18,268,387	14,130	2,689,965	412,530	14,130	15,819,775
Diversified Bond Fund	271,136,927	21,083,044	3,942,207	(128,899)	3,309,777	296,569,960
Inflation-Adjusted Bond Fund	83,247,371	8,594,207	—	—	601,351	91,838,915
International Bond Fund	73,829,863	13,973,682	—	—	1,758,402	79,607,522
Prime Money Market Fund	66,717,786	3,077,868	—	—	3,419	69,795,654
International Growth Fund	54,408,587	12,146,773	—	—	3,836,961	60,742,825
	$927,951,891	$113,307,894	$8,932,924	$654,781	$48,009,207	$1,006,459,737

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

22

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Moderate
Core Equity Plus Fund	$56,295,319	$8,389,703	—	—	$7,361,266	$59,358,326
Equity Growth Fund	170,685,667	25,341,823	$129,146	$3,883	20,485,225	181,286,312
Growth Fund	142,424,837	33,079,485	176,140	7,314	30,837,596	152,705,026
Heritage Fund	113,704,991	19,201,995	—	—	17,220,638	123,696,362
Large Company Value Fund	120,611,539	5,768,439	—	—	874,692	127,766,686
Mid Cap Value Fund	78,440,517	8,549,198	—	—	8,246,010	82,843,573
Real Estate Fund	29,372,016	530,193	412,987	28,695	430,614	34,548,755
Small Company Fund	32,671,509	24,151	2,291,627	318,128	24,151	31,220,952
Diversified Bond Fund	249,445,157	18,138,071	8,116,259	(276,395)	2,993,701	267,134,394
High-Yield Fund	57,339,983	6,779,789	—	—	2,128,821	61,467,578
Inflation-Adjusted Bond Fund	86,791,505	7,234,510	—	—	617,505	94,003,986
Emerging Markets Fund	56,986,291	6,953,097	—	—	—	60,972,716
International Growth Fund	142,386,077	29,025,037	—	—	9,850,401	156,314,163
Prime Money Market Fund	62,757,810	1,248,079	2,810,148	—	3,052	61,195,741
International Bond Fund	42,676,358	7,777,534	—	—	1,007,237	45,763,168
	$1,442,589,576	$178,041,104	$13,936,307	$81,625	$102,080,909	$1,540,277,738

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

23

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund	$47,297,592	$6,243,337	$2,126,701	$215,521	$5,859,321	$47,068,604
Equity Growth Fund	104,297,632	14,760,161	4,467,857	323,303	11,918,370	105,851,943
Growth Fund	165,392,952	39,229,040	2,172,901	(193,016)	35,411,159	176,688,992
Heritage Fund	142,204,401	25,805,044	2,052,246	(234,397)	21,549,627	154,630,566
Large Company Value Fund	78,554,335	2,822,978	3,026,036	274,371	550,160	79,010,638
Mid Cap Value Fund	49,857,115	5,569,408	2,801,677	147,220	5,063,235	50,007,895
Real Estate Fund	22,248,520	301,586	2,759,804	433,236	301,586	22,828,982
Small Company Fund	24,963,171	98,737	2,030,468	344,763	18,886	23,598,941
Diversified Bond Fund	96,025,988	9,534,495	9,441,321	(331,637)	1,110,811	99,218,308
High-Yield Fund	58,650,614	9,557,349	—	—	2,234,596	65,389,656
Inflation-Adjusted Bond Fund	40,890,681	4,394,751	376,531	(42,696)	290,412	44,966,123
Emerging Markets Fund	68,801,045	8,082,932	2,710,638	106,807	—	70,698,616
International Growth Fund	124,214,250	26,640,395	1,129,418	(124,184)	8,618,648	136,549,087
Prime Money Market Fund	4,776,985	181	1,927,315	—	181	2,849,851
	$1,028,175,281	$153,040,394	$37,022,913	$919,291	$92,926,992	$1,079,358,202

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

24

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund	$12,810,914	$1,613,948	$469,968	$36,203	$1,613,948	$12,770,852
Equity Growth Fund	34,841,972	4,369,583	1,280,078	101,493	4,039,303	34,998,473
Growth Fund	52,891,878	11,611,020	2,790,077	(33,033)	11,054,793	53,716,214
Heritage Fund	45,931,900	7,637,349	2,582,198	(39,611)	6,777,309	47,463,627
Large Company Value Fund	25,502,726	424,515	665,790	77,354	180,745	25,503,222
Mid Cap Value Fund	16,216,543	1,657,009	771,764	33,313	1,657,009	16,249,061
Real Estate Fund	5,475,859	273,555	960,482	195,475	75,962	5,481,167
Small Company Fund	6,732,986	71,227	221,914	26,172	5,224	6,802,269
Emerging Markets Fund	20,182,212	2,294,308	1,115,054	(16,401)	—	20,325,133
International Growth Fund	40,898,971	6,419,031	908,497	(95,990)	2,781,033	42,173,205
Diversified Bond Fund	5,260,574	438,325	314,252	2,360	63,298	5,537,826
Prime Money Market Fund	790,132	38	67,123	—	38	723,047
	$267,536,667	$36,809,908	$12,147,197	$287,335	$28,248,662	$271,744,096

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2015, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 37% and 29%, respectively, of the shares of Core Equity Plus Fund. As of January 31, 2015, the funds, in aggregate, owned 89% of the total shares of Core Equity Plus Fund.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

25

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$357,228,822	$906,045,910	$1,350,999,658
Gross tax appreciation of investments	$32,430,257	$107,913,008	$195,403,608
Gross tax depreciation of investments	(5,700,150)	(7,499,181)	(6,125,528)
Net tax appreciation (depreciation) of investments	$26,730,107	$100,413,827	$189,278,080

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$926,876,378	$217,514,816
Gross tax appreciation of investments	$154,408,555	$54,229,280
Gross tax depreciation of investments	(1,926,731)	—
Net tax appreciation (depreciation) of investments	$152,481,824	$54,229,280

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2014, the funds had accumulated short-term capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2018	2019
One Choice Portfolio: Very Conservative	—	—
One Choice Portfolio: Conservative	—	—
One Choice Portfolio: Moderate	—	—
One Choice Portfolio: Aggressive	—	—
One Choice Portfolio: Very Aggressive	$(814,486)	$(2,233,776)

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative — Investor Class
2015(4)	$11.94	0.15	0.08	0.23	(0.14)	(0.16)	(0.30)	$11.87	2.02%	0.00%(5)(6)	2.52%(5)	5%	$383,958
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(6)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(6)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(6)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(6)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
One Choice Portfolio: Conservative — Investor Class
2015(4)	$13.48	0.19	0.14	0.33	(0.19)	(0.12)	(0.31)	$13.50	2.46%	0.00%(5)(6)	2.78%(5)	1%	$1,006,458
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(6)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(6)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(6)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(6)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(6)	2.29%	7%	$326,548

27

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate — Investor Class
2015(4)	$14.96	0.23	0.14	0.37	(0.23)	(0.02)	(0.25)	$15.08	2.49%	0.00%(5)(6)	3.06%(5)	1%	$1,540,278
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(6)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(6)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(6)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(6)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333
One Choice Portfolio: Aggressive — Investor Class
2015(4)	$16.30	0.25	0.23	0.48	(0.37)	(0.23)	(0.60)	$16.18	2.86%	0.00%(5)(6)	3.03%(5)	4%	$1,079,359
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(6)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(6)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(6)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(6)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	—	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049

28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive — Investor Class
2015(4)	$17.28	0.27	0.25	0.52	(0.33)	$17.47	2.97%	0.00%(5)(6)	3.09%(5)	5%	$271,744
2014	$15.30	0.24	1.89	2.13	(0.15)	$17.28	13.94%	0.00%(6)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	$15.30	22.42%	0.00%(6)	1.29%	16%	$234,629
2012	$12.62	0.12	—(7)	0.12	(0.12)	$12.62	1.05%	0.00%(6)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	$12.62	20.97%	0.00%(6)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

29

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84893 1503

SEMIANNUAL REPORT	JANUARY 31, 2015

One ChoiceSM In Retirement Portfolio

One ChoiceSM 2015 Portfolio

One ChoiceSM 2020 Portfolio

One ChoiceSM 2025 Portfolio

One ChoiceSM 2030 Portfolio

One ChoiceSM 2035 Portfolio

One ChoiceSM 2040 Portfolio

One ChoiceSM 2045 Portfolio

One ChoiceSM 2050 Portfolio

One ChoiceSM 2055 Portfolio

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	1.94%	6.72%	8.34%	5.68%	5.94%	8/31/04
S&P Target Date Retirement Income Index	—	2.31%	5.94%	6.64%	4.77%	5.01%	—
Institutional Class	ATTIX	2.05%	6.93%	8.57%	5.90%	6.16%	8/31/04
A Class(2)	ARTAX						8/31/04
No sales charge*		1.80%	6.45%	8.07%	5.42%	5.68%
With sales charge*		-4.02%	0.35%	6.79%	4.79%	5.08%
C Class	ATTCX						3/1/10
No sales charge*		1.39%	5.59%	—	—	7.00%
With sales charge*		0.40%	5.59%	—	—	7.00%
R Class	ARSRX	1.74%	6.19%	7.80%	5.16%	5.41%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2015 Portfolio
Investor Class	ARFIX	1.98%	6.77%	8.65%	6.00%	6.42%	8/31/04
S&P Target Date To 2015 Index	—	1.72%	6.07%	7.51%	N/A(2)	N/A(2)	—
S&P Target Date 2015 Index	—	2.00%	6.96%	8.64%	5.63%	6.04%	—
Institutional Class	ARNIX	2.11%	7.06%	8.88%	6.22%	6.64%	8/31/04
A Class(3)	ARFAX						8/31/04
No sales charge*		1.87%	6.58%	8.38%	5.75%	6.16%
With sales charge*		-3.98%	0.48%	7.10%	5.12%	5.56%
C Class	AFNCX						3/1/10
No sales charge*		1.46%	5.77%	—	—	7.26%
With sales charge*		0.48%	5.77%	—	—	7.26%
R Class	ARFRX	1.68%	6.31%	8.11%	5.48%	5.89%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	2.19%	7.45%	9.20%	5.50%	5/30/08
S&P Target Date To 2020 Index	—	1.42%	6.28%	8.27%	4.67%	—
Institutional Class	ARBSX	2.23%	7.58%	9.43%	5.69%	5/30/08
A Class(2)	ARBMX					5/30/08
No sales charge*		2.10%	7.10%	8.94%	5.23%
With sales charge*		-3.80%	0.95%	7.66%	4.30%
C Class	ARNCX					3/1/10
No sales charge*		1.66%	6.36%	—	7.77%
With sales charge*		0.67%	6.36%	—	7.77%
R Class	ARBRX	1.93%	6.92%	8.66%	4.97%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	2.33%	7.89%	9.77%	6.46%	6.98%	8/31/04
S&P Target Date To 2025 Index	—	1.13%	6.47%	8.97%	N/A(2)	N/A(2)	—
S&P Target Date 2025 Index	—	1.40%	7.34%	10.07%	6.10%	6.63%	—
Institutional Class	ARWFX	2.47%	8.10%	9.99%	6.67%	7.19%	8/31/04
A Class(3)	ARWAX						8/31/04
No sales charge*		2.22%	7.62%	9.50%	6.19%	6.71%
With sales charge*		-3.68%	1.45%	8.21%	5.57%	6.11%
C Class	ARWCX						3/1/10
No sales charge*		1.86%	6.86%	—	—	8.27%
With sales charge*		0.87%	6.86%	—	—	8.27%
R Class	ARWRX	2.17%	7.42%	9.22%	5.94%	6.45%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	2.67%	8.51%	10.37%	5.58%	5/30/08
S&P Target Date To 2030 Index	—	0.85%	6.63%	9.63%	4.67%	—
Institutional Class	ARCSX	2.79%	8.74%	10.58%	5.78%	5/30/08
A Class(2)	ARCMX					5/30/08
No sales charge*		2.49%	8.25%	10.09%	5.30%
With sales charge*		-3.42%	2.00%	8.80%	4.37%
C Class	ARWOX					3/1/10
No sales charge*		2.13%	7.41%	—	8.78%
With sales charge*		1.14%	7.41%	—	8.78%
R Class	ARCRX	2.40%	7.88%	9.81%	5.04%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	2.89%	9.12%	11.09%	6.88%	7.51%	8/31/04
S&P Target Date To 2035 Index	—	0.57%	6.79%	10.21%	N/A(2)	N/A(2)	—
S&P Target Date 2035 Index	—	1.05%	7.74%	11.05%	6.28%	6.88%	—
Institutional Class	ARLIX	3.10%	9.40%	11.32%	7.09%	7.73%	8/31/04
A Class(3)	ARYAX						8/31/04
No sales charge*		2.76%	8.84%	10.81%	6.61%	7.24%
With sales charge*		-3.14%	2.57%	9.52%	5.98%	6.64%
C Class	ARLCX						3/1/10
No sales charge*		2.44%	8.08%	—	—	9.44%
With sales charge*		1.46%	8.08%	—	—	9.44%
R Class	ARYRX	2.63%	8.57%	10.54%	6.34%	6.98%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	3.10%	9.75%	11.74%	6.06%	5/30/08
S&P Target Date To 2040 Index	—	0.32%	6.90%	10.71%	4.72%	—
Institutional Class	ARDSX	3.22%	9.97%	11.97%	6.27%	5/30/08
A Class(2)	ARDMX					5/30/08
No sales charge*		2.92%	9.39%	11.45%	5.79%
With sales charge*		-2.98%	3.08%	10.13%	4.86%
C Class	ARNOX					3/1/10
No sales charge*		2.61%	8.73%	—	10.02%
With sales charge*		1.62%	8.73%	—	10.02%
R Class	ARDRX	2.82%	9.21%	11.19%	5.53%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	3.08%	10.21%	12.15%	7.20%	7.89%	8/31/04
S&P Target Date To 2045 Index	—	0.09%	6.99%	11.15%	N/A(2)	N/A(2)	—
S&P Target Date 2040 Index(3)	—	0.89%	7.86%	11.35%	6.36%	6.99%	—
Institutional Class	AOOIX	3.22%	10.50%	12.36%	7.42%	8.10%	8/31/04
A Class(4)	AROAX						8/31/04
No sales charge*		2.95%	9.94%	11.86%	6.93%	7.62%
With sales charge*		-2.98%	3.65%	10.53%	6.31%	7.01%
C Class	AROCX						3/1/10
No sales charge*		2.61%	9.16%	—	—	10.40%
With sales charge*		1.62%	9.16%	—	—	10.40%
R Class	ARORX	2.88%	9.73%	11.59%	6.67%	7.35%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available May 2007.

(3)
There is not an S&P Target Date 2045 (or longer) Index with history to cover the performance period since the fund's inception. The fund's investment advisor believes the S&P Target Date 2040 Index is a reasonable proxy for comparison purposes.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	3.06%	10.45%	12.35%	5.91%	5/30/08
S&P Target Date To 2050 Index	—	-0.14%	7.06%	11.39%	4.96%	—
Institutional Class	ARFSX	3.19%	10.67%	12.59%	6.13%	5/30/08
A Class(2)	ARFMX					5/30/08
No sales charge*		2.96%	10.18%	12.07%	5.65%
With sales charge*		-2.94%	3.85%	10.75%	4.71%
C Class	ARFDX					3/1/10
No sales charge*		2.58%	9.32%	—	10.57%
With sales charge*		1.59%	9.32%	—	10.57%
R Class	ARFWX	2.86%	9.90%	11.78%	5.38%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	3.17%	10.71%	9.90%	3/31/11
S&P Target Date To 2055+ Index	—	-0.36%	7.15%	8.45%	—
Institutional Class	ARENX	3.22%	10.85%	10.09%	3/31/11
A Class	AREMX				3/31/11
No sales charge*		3.07%	10.44%	9.61%
With sales charge*		-2.82%	4.10%	7.93%
C Class	AREFX				3/31/11
No sales charge*		2.68%	9.60%	8.80%
With sales charge*		1.68%	9.60%	8.80%
R Class	AREOX	2.89%	10.16%	9.34%	3/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	0.76%	0.56%	1.01%	1.76%	1.26%
One Choice 2015 Portfolio	0.76%	0.56%	1.01%	1.76%	1.26%
One Choice 2020 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
One Choice 2025 Portfolio	0.82%	0.62%	1.07%	1.82%	1.32%
One Choice 2030 Portfolio	0.84%	0.64%	1.09%	1.84%	1.34%
One Choice 2035 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
One Choice 2040 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
One Choice 2045 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%
One Choice 2050 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
One Choice 2055 Portfolio	0.96%	0.76%	1.21%	1.96%	1.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2015
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Equity
NT Core Equity Plus Fund	2.9%	3.0%	2.9%	2.9%	3.2%
NT Equity Growth Fund	9.9%	9.8%	9.6%	9.1%	9.1%
NT Growth Fund	6.4%	6.5%	7.7%	8.7%	10.4%
NT Heritage Fund	2.5%	2.5%	3.5%	4.5%	5.0%
NT Large Company Value Fund	10.8%	10.8%	11.1%	11.1%	11.6%
NT Mid Cap Value Fund	3.9%	4.0%	4.7%	5.4%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.2%	3.2%
Real Estate Fund	1.1%	1.0%	1.3%	1.5%	1.8%
NT Emerging Markets Fund	—	—	1.0%	2.3%	2.7%
NT International Growth Fund	5.1%	5.0%	5.7%	6.8%	8.3%
Total Equity	44.6%	44.6%	49.5%	54.5%	60.5%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.7%	3.5%	3.2%
Inflation-Adjusted Bond Fund	1.5%	1.5%	2.9%	4.1%	4.9%
NT Diversified Bond Fund	27.0%	26.9%	25.8%	24.9%	22.4%
Short Duration Inflation Protection Bond Fund	6.1%	6.2%	4.5%	3.0%	1.5%
International Bond Fund	7.0%	6.9%	6.1%	5.0%	2.5%
Total Fixed Income	45.4%	45.3%	43.0%	40.5%	34.5%
Premium Money Market Fund	10.0%	10.1%	7.5%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2015
	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.4%	4.1%	4.4%	4.5%
NT Equity Growth Fund	9.1%	9.9%	10.1%	10.2%	10.7%
NT Growth Fund	12.4%	13.4%	14.4%	14.7%	15.2%
NT Heritage Fund	5.3%	6.3%	7.3%	7.3%	7.5%
NT Large Company Value Fund	12.3%	13.4%	14.3%	14.9%	15.4%
NT Mid Cap Value Fund	5.2%	6.1%	7.2%	7.2%	7.5%
NT Small Company Fund	4.2%	4.1%	4.0%	4.5%	4.9%
Real Estate Fund	2.1%	2.4%	2.6%	2.7%	3.0%
NT Emerging Markets Fund	3.2%	4.2%	5.3%	5.9%	6.5%
NT International Growth Fund	9.5%	9.8%	10.3%	10.1%	9.5%
Total Equity	66.5%	73.0%	79.6%	81.9%	84.7%
Fixed Income
High-Yield Fund	2.8%	2.4%	2.0%	1.7%	1.5%
Inflation-Adjusted Bond Fund	5.5%	4.9%	4.1%	3.6%	3.1%
NT Diversified Bond Fund	20.0%	17.2%	14.3%	12.8%	10.7%
Short Duration Inflation Protection Bond Fund	0.2%	—	—	—	—
Total Fixed Income	28.5%	24.5%	20.4%	18.1%	15.3%
Premium Money Market Fund	5.0%	2.5%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,019.40	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,020.50	$0.00	0.00%(3)	$2.85	0.56%
A Class	$1,000	$1,018.00	$2.29	0.45%	$5.14	1.01%
C Class	$1,000	$1,013.90	$6.09	1.20%	$8.93	1.76%
R Class	$1,000	$1,017.40	$3.56	0.70%	$6.41	1.26%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.85	0.56%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
C Class	$1,000	$1,019.16	$6.11	1.20%	$8.94	1.76%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.41	1.26%
One Choice 2015 Portfolio
Actual
Investor Class	$1,000	$1,019.80	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,021.10	$0.00	0.00%(3)	$2.85	0.56%
A Class	$1,000	$1,018.70	$2.29	0.45%	$5.14	1.01%
C Class	$1,000	$1,014.60	$6.09	1.20%	$8.94	1.76%
R Class	$1,000	$1,016.80	$3.56	0.70%	$6.41	1.26%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.85	0.56%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
C Class	$1,000	$1,019.16	$6.11	1.20%	$8.94	1.76%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.41	1.26%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,021.90	$1.02	0.20%	$4.03	0.79%
Institutional Class	$1,000	$1,022.30	$0.00	0.00%(3)	$3.01	0.59%
A Class	$1,000	$1,021.00	$2.29	0.45%	$5.30	1.04%
C Class	$1,000	$1,016.60	$6.10	1.20%	$9.10	1.79%
R Class	$1,000	$1,019.30	$3.56	0.70%	$6.57	1.29%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.02	0.79%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.01	0.59%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.30	1.04%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.10	1.79%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.56	1.29%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,023.30	$1.02	0.20%	$4.18	0.82%
Institutional Class	$1,000	$1,024.70	$0.00	0.00%(3)	$3.16	0.62%
A Class	$1,000	$1,022.20	$2.29	0.45%	$5.45	1.07%
C Class	$1,000	$1,018.60	$6.11	1.20%	$9.26	1.82%
R Class	$1,000	$1,021.70	$3.57	0.70%	$6.73	1.32%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.18	0.82%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.16	0.62%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.45	1.07%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.25	1.82%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.72	1.32%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,026.70	$1.02	0.20%	$4.29	0.84%
Institutional Class	$1,000	$1,027.90	$0.00	0.00%(3)	$3.27	0.64%
A Class	$1,000	$1,024.90	$2.30	0.45%	$5.56	1.09%
C Class	$1,000	$1,021.30	$6.11	1.20%	$9.37	1.84%
R Class	$1,000	$1,024.00	$3.57	0.70%	$6.84	1.34%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.28	0.84%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.26	0.64%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.55	1.09%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.35	1.84%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.82	1.34%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,028.90	$1.02	0.20%	$4.40	0.86%
Institutional Class	$1,000	$1,031.00	$0.00	0.00%(3)	$3.38	0.66%
A Class	$1,000	$1,027.60	$2.30	0.45%	$5.67	1.11%
C Class	$1,000	$1,024.40	$6.12	1.20%	$9.49	1.86%
R Class	$1,000	$1,026.30	$3.58	0.70%	$6.95	1.36%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.38	0.86%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.65	1.11%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.45	1.86%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.92	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,031.00	$1.02	0.20%	$4.61	0.90%
Institutional Class	$1,000	$1,032.20	$0.00	0.00%(3)	$3.59	0.70%
A Class	$1,000	$1,029.20	$2.30	0.45%	$5.88	1.15%
C Class	$1,000	$1,026.10	$6.13	1.20%	$9.70	1.90%
R Class	$1,000	$1,028.20	$3.58	0.70%	$7.16	1.40%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.58	0.90%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.85	1.15%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.65	1.90%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.12	1.40%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,030.80	$1.02	0.20%	$4.81	0.94%
Institutional Class	$1,000	$1,032.20	$0.00	0.00%(3)	$3.79	0.74%
A Class	$1,000	$1,029.50	$2.30	0.45%	$6.09	1.19%
C Class	$1,000	$1,026.10	$6.13	1.20%	$9.91	1.94%
R Class	$1,000	$1,028.80	$3.58	0.70%	$7.36	1.44%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.79	0.94%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.77	0.74%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.06	1.19%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.86	1.94%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.32	1.44%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,030.60	$1.02	0.20%	$4.86	0.95%
Institutional Class	$1,000	$1,031.90	$0.00	0.00%(3)	$3.84	0.75%
A Class	$1,000	$1,029.60	$2.30	0.45%	$6.14	1.20%
C Class	$1,000	$1,025.80	$6.13	1.20%	$9.96	1.95%
R Class	$1,000	$1,028.60	$3.58	0.70%	$7.41	1.45%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.84	0.95%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.11	1.20%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.91	1.95%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.38	1.45%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,031.70	$1.02	0.20%	$4.92	0.96%
Institutional Class	$1,000	$1,032.20	$0.00	0.00%(3)	$3.89	0.76%
A Class	$1,000	$1,030.70	$2.30	0.45%	$6.19	1.21%
C Class	$1,000	$1,026.80	$6.13	1.20%	$10.01	1.96%
R Class	$1,000	$1,028.90	$3.58	0.70%	$7.47	1.46%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.89	0.96%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.87	0.76%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.16	1.21%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.96	1.96%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.43	1.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedules of Investments

JANUARY 31, 2015 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.5%
NT Core Equity Plus Fund Institutional Class	1,449,035	$20,576,299
NT Equity Growth Fund Institutional Class	5,801,989	69,333,771
NT Growth Fund Institutional Class	3,122,149	45,208,712
NT Heritage Fund Institutional Class	1,347,772	17,534,507
NT Large Company Value Fund Institutional Class	6,475,397	76,280,172
NT Mid Cap Value Fund Institutional Class	2,245,556	27,665,252
NT Small Company Fund Institutional Class	1,457,579	13,846,996
Real Estate Fund Institutional Class	233,087	7,421,486
		277,867,195
Domestic Fixed Income Funds — 38.4%
High-Yield Fund Institutional Class	4,554,920	26,737,383
Inflation-Adjusted Bond Fund Institutional Class	888,315	10,633,134
NT Diversified Bond Fund Institutional Class	17,047,424	189,226,410
Short Duration Inflation Protection Bond Fund Institutional Class	4,230,263	42,979,467
		269,576,394
Money Market Funds — 10.0%
Premium Money Market Fund Investor Class	70,387,509	70,387,509
International Fixed Income Funds — 7.0%
International Bond Fund Institutional Class	3,841,185	49,359,225
International Equity Funds — 5.1%
NT International Growth Fund Institutional Class	3,296,843	35,474,030
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $621,084,124)		702,664,353
OTHER ASSETS AND LIABILITIES†		7,839
TOTAL NET ASSETS — 100.0%		$702,672,192

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2015 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.6%
NT Core Equity Plus Fund Institutional Class	2,620,085	$37,205,212
NT Equity Growth Fund Institutional Class	10,342,836	123,596,887
NT Growth Fund Institutional Class	5,613,455	81,282,825
NT Heritage Fund Institutional Class	2,429,447	31,607,108
NT Large Company Value Fund Institutional Class	11,540,203	135,943,591
NT Mid Cap Value Fund Institutional Class	4,071,010	50,154,841
NT Small Company Fund Institutional Class	2,644,968	25,127,195
Real Estate Fund Institutional Class	402,250	12,807,645
		497,725,304
Domestic Fixed Income Funds — 38.4%
High-Yield Fund Institutional Class	8,245,275	48,399,764
Inflation-Adjusted Bond Fund Institutional Class	1,629,605	19,506,368
NT Diversified Bond Fund Institutional Class	30,445,111	337,940,734
Short Duration Inflation Protection Bond Fund Institutional Class	7,656,463	77,789,669
		483,636,535
Money Market Funds — 10.1%
Premium Money Market Fund Investor Class	126,626,886	126,626,886
International Fixed Income Funds — 6.9%
International Bond Fund Institutional Class	6,788,477	87,231,931
International Equity Funds — 5.0%
NT International Growth Fund Institutional Class	5,818,213	62,603,976
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,089,227,643)		1,257,824,632
OTHER ASSETS AND LIABILITIES†		9,752
TOTAL NET ASSETS — 100.0%		$1,257,834,384

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.8%
NT Core Equity Plus Fund Institutional Class	3,074,747	$43,661,411
NT Equity Growth Fund Institutional Class	11,925,266	142,506,934
NT Growth Fund Institutional Class	7,918,458	114,659,268
NT Heritage Fund Institutional Class	3,994,145	51,963,830
NT Large Company Value Fund Institutional Class	13,995,895	164,871,644
NT Mid Cap Value Fund Institutional Class	5,692,239	70,128,389
NT Small Company Fund Institutional Class	3,113,641	29,579,590
Real Estate Fund Institutional Class	586,362	18,669,755
		636,040,821
Domestic Fixed Income Funds — 36.9%
High-Yield Fund Institutional Class	9,438,195	55,402,203
Inflation-Adjusted Bond Fund Institutional Class	3,598,904	43,078,883
NT Diversified Bond Fund Institutional Class	34,474,186	382,663,463
Short Duration Inflation Protection Bond Fund Institutional Class	6,554,857	66,597,347
		547,741,896
Money Market Funds — 7.5%
Premium Money Market Fund Investor Class	111,880,721	111,880,721
International Equity Funds — 6.7%
NT Emerging Markets Fund Institutional Class	1,398,931	14,646,808
NT International Growth Fund Institutional Class	7,886,997	84,864,082
		99,510,890
International Fixed Income Funds — 6.1%
International Bond Fund Institutional Class	6,980,302	89,696,878
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,343,392,934)		1,484,871,206
OTHER ASSETS AND LIABILITIES†		12,612
TOTAL NET ASSETS — 100.0%		$1,484,883,818

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.4%
NT Core Equity Plus Fund Institutional Class	4,784,171	$67,935,233
NT Equity Growth Fund Institutional Class	17,740,723	212,001,636
NT Growth Fund Institutional Class	14,019,923	203,008,488
NT Heritage Fund Institutional Class	8,101,211	105,396,752
NT Large Company Value Fund Institutional Class	21,969,937	258,805,859
NT Mid Cap Value Fund Institutional Class	10,322,648	127,175,021
NT Small Company Fund Institutional Class	5,438,238	51,663,265
Real Estate Fund Institutional Class	1,145,870	36,484,503
		1,062,470,757
Domestic Fixed Income Funds — 35.5%
High-Yield Fund Institutional Class	13,999,392	82,176,432
Inflation-Adjusted Bond Fund Institutional Class	8,007,257	95,846,867
NT Diversified Bond Fund Institutional Class	52,487,247	582,608,442
Short Duration Inflation Protection Bond Fund Institutional Class	6,792,614	69,012,960
		829,644,701
International Equity Funds — 9.1%
NT Emerging Markets Fund Institutional Class	4,993,474	52,281,675
NT International Growth Fund Institutional Class	14,807,811	159,332,042
		211,613,717
International Fixed Income Funds — 5.0%
International Bond Fund Institutional Class	9,146,548	117,533,138
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	117,076,793	117,076,793
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,020,773,790)		2,338,339,106
OTHER ASSETS AND LIABILITIES†		20,640
TOTAL NET ASSETS — 100.0%		$2,338,359,746

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 49.5%
NT Core Equity Plus Fund Institutional Class	3,307,868	$46,971,719
NT Equity Growth Fund Institutional Class	11,307,511	135,124,752
NT Growth Fund Institutional Class	10,689,957	154,790,577
NT Heritage Fund Institutional Class	5,728,043	74,521,841
NT Large Company Value Fund Institutional Class	14,622,602	172,254,250
NT Mid Cap Value Fund Institutional Class	6,239,987	76,876,642
NT Small Company Fund Institutional Class	5,035,763	47,839,751
Real Estate Fund Institutional Class	847,053	26,970,154
		735,349,686
Domestic Fixed Income Funds — 32.0%
High-Yield Fund Institutional Class	8,012,676	47,034,409
Inflation-Adjusted Bond Fund Institutional Class	6,109,597	73,131,879
NT Diversified Bond Fund Institutional Class	30,009,900	333,109,894
Short Duration Inflation Protection Bond Fund Institutional Class	2,103,496	21,371,521
		474,647,703
International Equity Funds — 11.0%
NT Emerging Markets Fund Institutional Class	3,864,097	40,457,093
NT International Growth Fund Institutional Class	11,406,465	122,733,560
		163,190,653
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	74,463,536	74,463,536
International Fixed Income Funds — 2.5%
International Bond Fund Institutional Class	2,890,667	37,145,076
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,336,996,980)		1,484,796,654
OTHER ASSETS AND LIABILITIES†		12,009
TOTAL NET ASSETS — 100.0%		$1,484,808,663

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.8%
NT Core Equity Plus Fund Institutional Class	4,091,463	$58,098,773
NT Equity Growth Fund Institutional Class	14,001,200	167,314,342
NT Growth Fund Institutional Class	15,783,891	228,550,745
NT Heritage Fund Institutional Class	7,448,521	96,905,256
NT Large Company Value Fund Institutional Class	19,282,208	227,144,407
NT Mid Cap Value Fund Institutional Class	7,725,480	95,177,917
NT Small Company Fund Institutional Class	8,163,824	77,556,327
Real Estate Fund Institutional Class	1,212,208	38,596,708
		989,344,475
Domestic Fixed Income Funds — 28.5%
High-Yield Fund Institutional Class	8,832,721	51,848,073
Inflation-Adjusted Bond Fund Institutional Class	8,460,404	101,271,038
NT Diversified Bond Fund Institutional Class	33,112,185	367,545,251
Short Duration Inflation Protection Bond Fund Institutional Class	352,129	3,577,627
		524,241,989
International Equity Funds — 12.7%
NT Emerging Markets Fund Institutional Class	5,656,057	59,218,919
NT International Growth Fund Institutional Class	16,246,274	174,809,908
		234,028,827
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	92,434,109	92,434,109
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,585,162,019)		1,840,049,400
OTHER ASSETS AND LIABILITIES†		17,977
TOTAL NET ASSETS — 100.0%		$1,840,067,377

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund Institutional Class	2,641,468	$37,508,851
NT Equity Growth Fund Institutional Class	9,103,743	108,789,735
NT Growth Fund Institutional Class	10,205,267	147,772,272
NT Heritage Fund Institutional Class	5,309,018	69,070,326
NT Large Company Value Fund Institutional Class	12,493,744	147,176,305
NT Mid Cap Value Fund Institutional Class	5,504,716	67,818,095
NT Small Company Fund Institutional Class	4,773,881	45,351,865
Real Estate Fund Institutional Class	826,237	26,307,394
		649,794,843
Domestic Fixed Income Funds — 24.5%
High-Yield Fund Institutional Class	4,526,002	26,567,634
Inflation-Adjusted Bond Fund Institutional Class	4,496,373	53,821,585
NT Diversified Bond Fund Institutional Class	17,101,575	189,827,484
		270,216,703
International Equity Funds — 14.0%
NT Emerging Markets Fund Institutional Class	4,436,772	46,453,000
NT International Growth Fund Institutional Class	10,050,761	108,146,187
		154,599,187
Money Market Funds — 2.5%
Premium Money Market Fund Investor Class	27,516,584	27,516,584
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $996,806,014)		1,102,127,317
OTHER ASSETS AND LIABILITIES†		5,643
TOTAL NET ASSETS — 100.0%		$1,102,132,960

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.0%
NT Core Equity Plus Fund Institutional Class	3,821,411	$54,264,035
NT Equity Growth Fund Institutional Class	11,036,740	131,889,046
NT Growth Fund Institutional Class	13,008,958	188,369,714
NT Heritage Fund Institutional Class	7,299,153	94,961,979
NT Large Company Value Fund Institutional Class	15,893,873	187,229,825
NT Mid Cap Value Fund Institutional Class	7,593,901	93,556,860
NT Small Company Fund Institutional Class	5,438,534	51,666,069
Real Estate Fund Institutional Class	1,073,908	34,193,245
		836,130,773
Domestic Fixed Income Funds — 20.4%
High-Yield Fund Institutional Class	4,471,590	26,248,232
Inflation-Adjusted Bond Fund Institutional Class	4,468,843	53,492,049
NT Diversified Bond Fund Institutional Class	16,867,878	187,233,442
		266,973,723
International Equity Funds — 15.6%
NT Emerging Markets Fund Institutional Class	6,573,583	68,825,415
NT International Growth Fund Institutional Class	12,538,064	134,909,571
		203,734,986
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,133,494,879)		1,306,839,482
OTHER ASSETS AND LIABILITIES†		19,083
TOTAL NET ASSETS — 100.0%		$1,306,858,565

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.9%
NT Core Equity Plus Fund Institutional Class	1,929,400	$27,397,474
NT Equity Growth Fund Institutional Class	5,270,211	62,979,026
NT Growth Fund Institutional Class	6,278,693	90,915,473
NT Heritage Fund Institutional Class	3,484,658	45,335,401
NT Large Company Value Fund Institutional Class	7,838,350	92,335,762
NT Mid Cap Value Fund Institutional Class	3,609,943	44,474,501
NT Small Company Fund Institutional Class	2,925,211	27,789,500
Real Estate Fund Institutional Class	535,603	17,053,589
		408,280,726
Domestic Fixed Income Funds — 18.1%
High-Yield Fund Institutional Class	1,854,063	10,883,353
Inflation-Adjusted Bond Fund Institutional Class	1,852,728	22,177,159
NT Diversified Bond Fund Institutional Class	7,138,538	79,237,772
		112,298,284
International Equity Funds — 16.0%
NT Emerging Markets Fund Institutional Class	3,522,709	36,882,768
NT International Growth Fund Institutional Class	5,807,539	62,489,122
		99,371,890
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $569,227,400)		619,950,900
OTHER ASSETS AND LIABILITIES†		8,646
TOTAL NET ASSETS — 100.0%		$619,959,546

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.7%
NT Core Equity Plus Fund Institutional Class	516,393	$7,332,787
NT Equity Growth Fund Institutional Class	1,472,068	17,591,213
NT Growth Fund Institutional Class	1,727,115	25,008,630
NT Heritage Fund Institutional Class	950,727	12,368,959
NT Large Company Value Fund Institutional Class	2,154,394	25,378,760
NT Mid Cap Value Fund Institutional Class	996,281	12,274,184
NT Small Company Fund Institutional Class	856,655	8,138,223
Real Estate Fund Institutional Class	154,593	4,922,234
		113,014,990
International Equity Funds — 16.0%
NT Emerging Markets Fund Institutional Class	1,009,283	10,567,188
NT International Growth Fund Institutional Class	1,455,473	15,660,889
		26,228,077
Domestic Fixed Income Funds — 15.3%
High-Yield Fund Institutional Class	426,240	2,502,027
Inflation-Adjusted Bond Fund Institutional Class	421,217	5,041,967
NT Diversified Bond Fund Institutional Class	1,583,791	17,580,075
		25,124,069
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $161,445,545)		164,367,136
OTHER ASSETS AND LIABILITIES†		2,088
TOTAL NET ASSETS — 100.0%		$164,369,224

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $621,084,124, $1,089,227,643 and $1,343,392,934, respectively)	$702,664,353	$1,257,824,632	$1,484,871,206
Cash	163,707	274,628	306,007
Receivable for investments sold	—	1,715,404	4,053,410
Receivable for capital shares sold	1,310,006	893,061	1,736,326
Distributions receivable from affiliates	426,618	773,147	871,317
	704,564,684	1,261,480,872	1,491,838,266

Liabilities
Payable for investments purchased	1,030,617	773,807	870,714
Payable for capital shares redeemed	686,736	2,579,229	5,756,505
Accrued administrative fees	92,367	170,526	182,360
Distribution and service fees payable	82,772	122,926	144,869
	1,892,492	3,646,488	6,954,448

Net Assets	$702,672,192	$1,257,834,384	$1,484,883,818

Net Assets Consist of:
Capital (par value and paid-in surplus)	$612,120,589	$1,052,284,547	$1,298,858,103
Undistributed net investment income	257,804	495,162	557,491
Undistributed net realized gain	8,713,570	36,457,686	43,989,952
Net unrealized appreciation	81,580,229	168,596,989	141,478,272
	$702,672,192	$1,257,834,384	$1,484,883,818

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$282,035,939	21,879,490	$12.89
Institutional Class, $0.01 Par Value	$155,237,839	12,038,435	$12.90
A Class, $0.01 Par Value	$143,043,978	11,098,475	$12.89*
C Class, $0.01 Par Value	$2,490,038	193,453	$12.87
R Class, $0.01 Par Value	$119,864,398	9,308,323	$12.88
One Choice 2015 Portfolio
Investor Class, $0.01 Par Value	$563,102,618	41,730,498	$13.49
Institutional Class, $0.01 Par Value	$266,433,182	19,727,371	$13.51
A Class, $0.01 Par Value	$295,383,687	21,896,523	$13.49*
C Class, $0.01 Par Value	$5,264,957	389,602	$13.51
R Class, $0.01 Par Value	$127,649,940	9,462,425	$13.49
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$574,858,287	47,643,720	$12.07
Institutional Class, $0.01 Par Value	$415,693,273	34,459,181	$12.06
A Class, $0.01 Par Value	$331,813,768	27,518,733	$12.06*
C Class, $0.01 Par Value	$11,788,346	975,275	$12.09
R Class, $0.01 Par Value	$150,730,144	12,501,475	$12.06

*	Maximum offering price $13.68, $14.31 and $12.80 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio, One Choice 2015 Portfolio and One Choice 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,020,773,790, $1,336,996,980 and $1,585,162,019, respectively)	$2,338,339,106	$1,484,796,654	$1,840,049,400
Cash	490,172	303,905	399,236
Receivable for investments sold	1,014,014	106,841	839,009
Receivable for capital shares sold	2,725,697	1,884,725	2,651,298
Distributions receivable from affiliates	1,312,094	743,412	822,262
	2,343,881,083	1,487,835,537	1,844,761,205

Liabilities
Payable for investments purchased	1,311,573	743,496	822,319
Payable for capital shares redeemed	3,685,549	1,958,264	3,448,716
Accrued administrative fees	307,727	180,233	243,918
Distribution and service fees payable	216,488	144,881	178,875
	5,521,337	3,026,874	4,693,828

Net Assets	$2,338,359,746	$1,484,808,663	$1,840,067,377

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,967,176,257	$1,284,753,330	$1,526,290,622
Undistributed net investment income	809,977	429,266	414,030
Undistributed net realized gain	52,808,196	51,826,393	58,475,344
Net unrealized appreciation	317,565,316	147,799,674	254,887,381
	$2,338,359,746	$1,484,808,663	$1,840,067,377

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,045,802,667	73,119,236	$14.30
Institutional Class, $0.01 Par Value	$526,764,515	36,833,106	$14.30
A Class, $0.01 Par Value	$531,821,475	37,187,986	$14.30*
C Class, $0.01 Par Value	$7,790,647	543,758	$14.33
R Class, $0.01 Par Value	$226,180,442	15,821,046	$14.30
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$550,600,569	44,958,147	$12.25
Institutional Class, $0.01 Par Value	$419,840,464	34,297,501	$12.24
A Class, $0.01 Par Value	$353,834,285	28,928,477	$12.23*
C Class, $0.01 Par Value	$4,968,437	405,131	$12.26
R Class, $0.01 Par Value	$155,564,908	12,715,239	$12.23
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$806,396,064	52,586,762	$15.33
Institutional Class, $0.01 Par Value	$402,862,595	26,252,403	$15.35
A Class, $0.01 Par Value	$432,293,314	28,191,420	$15.33*
C Class, $0.01 Par Value	$5,579,150	363,469	$15.35
R Class, $0.01 Par Value	$192,936,254	12,581,660	$15.33

*	Maximum offering price $15.17, $12.98 and $16.27 (net asset value divided by 0.9425) for One Choice 2025 Portfolio, One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $996,806,014, $1,133,494,879 and $569,227,400, respectively)	$1,102,127,317	$1,306,839,482	$619,950,900
Cash	216,802	263,376	120,344
Receivable for capital shares sold	1,744,721	2,229,196	1,306,589
Distributions receivable from affiliates	422,811	417,175	175,300
	1,104,511,651	1,309,749,229	621,553,133

Liabilities
Payable for investments purchased	903,419	670,450	1,030,484
Payable for capital shares redeemed	1,243,360	1,938,489	434,368
Accrued administrative fees	131,682	165,985	73,626
Distribution and service fees payable	100,230	115,740	55,109
	2,378,691	2,890,664	1,593,587

Net Assets	$1,102,132,960	$1,306,858,565	$619,959,546

Net Assets Consist of:
Capital (par value and paid-in surplus)	$948,572,293	$1,082,821,436	$539,284,680
Undistributed net investment income	197,066	141,131	48,597
Undistributed net realized gain	48,042,298	50,551,395	29,902,769
Net unrealized appreciation	105,321,303	173,344,603	50,723,500
	$1,102,132,960	$1,306,858,565	$619,959,546

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$424,457,084	33,480,618	$12.68
Institutional Class, $0.01 Par Value	$326,447,022	25,751,815	$12.68
A Class, $0.01 Par Value	$237,984,370	18,777,214	$12.67*
C Class, $0.01 Par Value	$3,265,368	257,402	$12.69
R Class, $0.01 Par Value	$109,979,116	8,680,925	$12.67
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$566,754,805	35,583,169	$15.93
Institutional Class, $0.01 Par Value	$329,965,719	20,704,252	$15.94
A Class, $0.01 Par Value	$281,691,259	17,694,388	$15.92*
C Class, $0.01 Par Value	$2,023,560	126,889	$15.95
R Class, $0.01 Par Value	$126,423,222	7,938,145	$15.93
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$237,483,476	18,742,115	$12.67
Institutional Class, $0.01 Par Value	$186,137,910	14,679,239	$12.68
A Class, $0.01 Par Value	$138,369,161	10,923,508	$12.67*
C Class, $0.01 Par Value	$2,259,546	178,030	$12.69
R Class, $0.01 Par Value	$55,709,453	4,396,879	$12.67

*	Maximum offering price $13.44, $16.89 and $13.44 (net asset value divided by 0.9425) for One Choice 2040 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2015 (UNAUDITED)
One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $161,445,545)	$164,367,136
Cash	32,224
Receivable for capital shares sold	405,019
Distributions receivable from affiliates	38,960
164,843,339

Liabilities
Payable for investments purchased	339,067
Payable for capital shares redeemed	100,555
Accrued administrative fees	17,839
Distribution and service fees payable	16,654
474,115

Net Assets	$164,369,224

Net Assets Consist of:
Capital (par value and paid-in surplus)	$153,700,106
Undistributed net investment income	4,365
Undistributed net realized gain	7,743,162
Net unrealized appreciation	2,921,591
$164,369,224

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$48,161,915	3,660,892	$13.16
Institutional Class, $0.01 Par Value	$57,724,913	4,388,463	$13.15
A Class, $0.01 Par Value	$39,390,683	2,996,524	$13.15*
C Class, $0.01 Par Value	$460,632	35,040	$13.15
R Class, $0.01 Par Value	$18,631,081	1,416,441	$13.15
*Maximum offering price $13.95 (net asset value divided by 0.9425) for One Choice 2055 Portfolio.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$12,355,993	$23,385,540	$26,568,940

Expenses:
Administrative fees:
Investor Class	270,906	591,502	571,666
A Class	142,577	304,973	338,342
C Class	2,559	5,169	11,526
R Class	112,803	131,581	148,254
Distribution and service fees:
A Class	178,222	381,216	422,927
C Class	12,793	25,845	57,632
R Class	282,007	328,951	370,635
Directors' fees and expenses	12,593	24,329	26,898
	1,014,460	1,793,566	1,947,880

Net investment income (loss)	11,341,533	21,591,974	24,621,060

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	18,825	22,023,215	793,119
Capital gain distributions received from underlying funds	21,421,865	40,198,588	49,099,771
	21,440,690	62,221,803	49,892,890

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(20,652,398)	(59,283,810)	(44,989,345)

Net realized and unrealized gain (loss) on affiliates	788,292	2,937,993	4,903,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,129,825	$24,529,967	$29,524,605
See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$42,373,333	$26,252,916	$33,073,614

Expenses:
Administrative fees:
Investor Class	1,034,535	537,373	793,207
A Class	536,088	362,396	434,894
C Class	7,569	4,828	5,396
R Class	223,059	147,261	191,645
Distribution and service fees:
A Class	670,110	452,995	543,617
C Class	37,845	24,142	26,978
R Class	557,648	368,152	479,113
Directors' fees and expenses	42,616	26,391	33,389
	3,109,470	1,923,538	2,508,239

Net investment income (loss)	39,263,863	24,329,378	30,565,375

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	2,943,238	18,471	995,134
Capital gain distributions received from underlying funds	83,235,539	57,900,047	79,927,613
	86,178,777	57,918,518	80,922,747

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(74,109,345)	(46,765,619)	(61,995,292)

Net realized and unrealized gain (loss) on affiliates	12,069,432	11,152,899	18,927,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,333,295	$35,482,277	$49,492,830

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$20,389,301	$25,291,029	$11,799,576

Expenses:
Administrative fees:
Investor Class	417,194	555,500	234,004
A Class	240,871	287,607	139,594
C Class	3,133	2,052	2,127
R Class	104,865	124,638	52,172
Distribution and service fees:
A Class	301,088	359,509	174,493
C Class	15,663	10,260	10,637
R Class	262,162	311,595	130,428
Directors' fees and expenses	19,564	23,950	10,921
	1,364,540	1,675,111	754,376

Net investment income (loss)	19,024,761	23,615,918	11,045,200

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(328,366)	(7,477)	(284,446)
Capital gain distributions received from underlying funds	51,463,860	66,694,957	31,902,916
	51,135,494	66,687,480	31,618,470

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(40,166,998)	(53,159,774)	(25,880,564)

Net realized and unrealized gain (loss) on affiliates	10,968,496	13,527,706	5,737,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,993,257	$37,143,624	$16,783,106

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$2,975,658

Expenses:
Administrative fees:
Investor Class	40,747
A Class	36,858
C Class	469
R Class	16,948
Distribution and service fees:
A Class	46,072
C Class	2,343
R Class	42,370
Directors' fees and expenses	2,655
188,462

Net investment income (loss)	2,787,196

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(127,868)
Capital gain distributions received from underlying funds	8,239,181
8,111,313

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(6,925,293)

Net realized and unrealized gain (loss) on affiliates	1,186,020

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,973,216

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice In Retirement Portfolio		One Choice 2015 Portfolio
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$11,341,533	$11,271,704	$21,591,974	$25,228,981
Net realized gain (loss)	21,440,690	9,124,706	62,221,803	29,517,257
Change in net unrealized appreciation (depreciation)	(20,652,398)	22,567,777	(59,283,810)	42,723,180
Net increase (decrease) in net assets resulting from operations	12,129,825	42,964,187	24,529,967	97,469,418

Distributions to Shareholders
From net investment income:
Investor Class	(4,590,435)	(4,974,928)	(11,993,256)	(11,864,962)
Institutional Class	(2,630,428)	(2,595,030)	(6,022,040)	(4,628,627)
A Class	(2,199,658)	(2,369,527)	(5,499,726)	(5,632,664)
C Class	(29,109)	(27,803)	(56,753)	(48,307)
R Class	(1,634,099)	(1,221,450)	(2,081,272)	(1,904,462)
From net realized gains:
Investor Class	(3,385,558)	(2,288,831)	(12,479,857)	(7,552,373)
Institutional Class	(1,857,995)	(1,087,473)	(5,711,394)	(2,680,690)
A Class	(1,756,318)	(1,247,654)	(6,513,451)	(4,092,483)
C Class	(31,470)	(20,733)	(114,860)	(60,926)
R Class	(1,437,825)	(721,985)	(2,859,992)	(1,610,907)
Decrease in net assets from distributions	(19,552,895)	(16,555,414)	(53,332,601)	(40,076,401)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	81,124,052	111,785,577	13,285,943	75,497,092

Net increase (decrease) in net assets	73,700,982	138,194,350	(15,516,691)	132,890,109

Net Assets
Beginning of period	628,971,210	490,776,860	1,273,351,075	1,140,460,966
End of period	$702,672,192	$628,971,210	$1,257,834,384	$1,273,351,075

Undistributed net investment income	$257,804	$—	$495,162	$4,556,235

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2020 Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$24,621,060	$24,914,074	$39,263,863	$42,845,053
Net realized gain (loss)	49,892,890	20,528,706	86,178,777	42,795,699
Change in net unrealized appreciation (depreciation)	(44,989,345)	54,975,502	(74,109,345)	92,519,980
Net increase (decrease) in net assets resulting from operations	29,524,605	100,418,282	51,333,295	178,160,732

Distributions to Shareholders
From net investment income:
Investor Class	(12,352,256)	(9,819,267)	(22,521,568)	(19,077,703)
Institutional Class	(9,406,680)	(5,571,254)	(12,088,557)	(8,115,728)
A Class	(6,389,870)	(5,275,285)	(10,418,808)	(9,556,205)
C Class	(136,434)	(78,383)	(90,627)	(72,908)
R Class	(2,510,233)	(1,788,806)	(3,786,705)	(3,061,379)
From net realized gains:
Investor Class	(8,843,300)	(3,573,259)	(20,138,480)	(8,772,450)
Institutional Class	(6,157,505)	(1,840,144)	(9,890,637)	(3,406,146)
A Class	(5,183,223)	(2,197,614)	(10,542,107)	(4,992,585)
C Class	(184,038)	(57,872)	(151,236)	(64,317)
R Class	(2,348,635)	(871,830)	(4,410,237)	(1,850,724)
Decrease in net assets from distributions	(53,512,174)	(31,073,714)	(94,038,962)	(58,970,145)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	163,822,967	301,710,872	218,782,780	298,336,311

Net increase (decrease) in net assets	139,835,398	371,055,440	176,077,113	417,526,898

Net Assets
Beginning of period	1,345,048,420	973,992,980	2,162,282,633	1,744,755,735
End of period	$1,484,883,818	$1,345,048,420	$2,338,359,746	$2,162,282,633

Undistributed net investment income	$557,491	$6,731,904	$809,977	$10,452,379

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$24,329,378	$25,257,541	$30,565,375	$34,247,740
Net realized gain (loss)	57,918,518	26,549,841	80,922,747	41,724,936
Change in net unrealized appreciation (depreciation)	(46,765,619)	56,111,490	(61,995,292)	77,422,009
Net increase (decrease) in net assets resulting from operations	35,482,277	107,918,872	49,492,830	153,394,685

Distributions to Shareholders
From net investment income:
Investor Class	(11,527,431)	(9,330,847)	(17,069,074)	(14,670,259)
Institutional Class	(9,190,911)	(5,817,356)	(8,933,739)	(6,523,160)
A Class	(6,745,489)	(5,667,872)	(8,314,219)	(7,837,370)
C Class	(54,556)	(42,914)	(62,683)	(46,280)
R Class	(2,516,296)	(1,893,572)	(3,192,145)	(2,755,398)
From net realized gains:
Investor Class	(10,815,442)	(3,426,979)	(19,055,347)	(6,508,455)
Institutional Class	(7,873,516)	(1,946,819)	(9,111,372)	(2,649,867)
A Class	(7,184,678)	(2,370,992)	(10,524,768)	(3,929,247)
C Class	(97,635)	(30,719)	(132,715)	(38,067)
R Class	(3,097,726)	(919,508)	(4,665,723)	(1,587,929)
Decrease in net assets from distributions	(59,103,680)	(31,447,578)	(81,061,785)	(46,546,032)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	180,434,701	343,921,171	180,734,387	273,030,474

Net increase (decrease) in net assets	156,813,298	420,392,465	149,165,432	379,879,127

Net Assets
Beginning of period	1,327,995,365	907,602,900	1,690,901,945	1,311,022,818
End of period	$1,484,808,663	$1,327,995,365	$1,840,067,377	$1,690,901,945

Undistributed net investment income	$429,266	$6,134,571	$414,030	$7,420,515

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$19,024,761	$19,175,979	$23,615,918	$24,519,396
Net realized gain (loss)	51,135,494	23,800,299	66,687,480	32,079,858
Change in net unrealized appreciation (depreciation)	(40,166,998)	44,741,982	(53,159,774)	62,485,120
Net increase (decrease) in net assets resulting from operations	29,993,257	87,718,260	37,143,624	119,084,374

Distributions to Shareholders
From net investment income:
Investor Class	(9,017,193)	(7,497,230)	(12,417,396)	(10,137,498)
Institutional Class	(7,299,870)	(4,691,093)	(7,762,124)	(5,633,312)
A Class	(4,642,592)	(4,005,418)	(5,699,040)	(5,408,579)
C Class	(37,054)	(32,701)	(24,550)	(18,397)
R Class	(1,818,551)	(1,266,851)	(2,186,794)	(1,836,633)
From net realized gains:
Investor Class	(9,445,832)	(2,650,070)	(14,310,333)	(4,326,674)
Institutional Class	(6,987,452)	(1,518,621)	(8,195,367)	(2,208,806)
A Class	(5,512,609)	(1,599,221)	(7,415,660)	(2,594,509)
C Class	(73,397)	(21,371)	(52,135)	(14,063)
R Class	(2,492,089)	(581,086)	(3,267,257)	(1,006,054)
Decrease in net assets from distributions	(47,326,639)	(23,863,662)	(61,330,656)	(33,184,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	154,962,817	266,700,967	122,463,170	246,605,584

Net increase (decrease) in net assets	137,629,435	330,555,565	98,276,138	332,505,433

Net Assets
Beginning of period	964,503,525	633,947,960	1,208,582,427	876,076,994
End of period	$1,102,132,960	$964,503,525	$1,306,858,565	$1,208,582,427

Undistributed net investment income	$197,066	$3,987,565	$141,131	$4,615,117

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$11,045,200	$10,073,276	$2,787,196	$1,790,387
Net realized gain (loss)	31,618,470	13,081,175	8,111,313	2,193,768
Change in net unrealized appreciation (depreciation)	(25,880,564)	26,753,615	(6,925,293)	5,249,341
Net increase (decrease) in net assets resulting from operations	16,783,106	49,908,066	3,973,216	9,233,496

Distributions to Shareholders
From net investment income:
Investor Class	(4,991,296)	(3,796,951)	(920,144)	(527,130)
Institutional Class	(4,239,248)	(2,661,091)	(1,225,516)	(459,579)
A Class	(2,692,104)	(2,176,551)	(707,023)	(404,300)
C Class	(24,454)	(28,338)	(4,711)	(3,431)
R Class	(902,027)	(687,986)	(287,640)	(162,114)
From net realized gains:
Investor Class	(5,158,427)	(1,370,673)	(680,920)	(107,031)
Institutional Class	(4,002,833)	(881,545)	(824,828)	(85,305)
A Class	(3,154,095)	(885,230)	(597,342)	(93,019)
C Class	(47,826)	(18,564)	(6,929)	(1,313)
R Class	(1,219,857)	(320,242)	(283,137)	(43,026)
Decrease in net assets from distributions	(26,432,167)	(12,827,171)	(5,538,190)	(1,886,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	97,687,711	157,882,377	43,216,046	68,124,691

Net increase (decrease) in net assets	88,038,650	194,963,272	41,651,072	75,471,939

Net Assets
Beginning of period	531,920,896	336,957,624	122,718,152	47,246,213
End of period	$619,959,546	$531,920,896	$164,369,224	$122,718,152

Undistributed net investment income	$48,597	$1,852,526	$4,365	$362,203

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com.  The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation has entered into an agreement with ACIM, under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2015 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2015 were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Purchases	$114,442,479	$122,776,374	$233,568,368	$321,845,133	$249,547,220
Sales	$20,126,203	$101,042,600	$49,548,455	$74,641,237	$45,995,992

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Purchases	$273,964,306	$200,050,865	$198,627,144	$130,374,910	$54,788,338
Sales	$63,813,933	$21,939,192	$47,200,614	$16,178,125	$6,085,993

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	4,468,425	$58,372,630	9,344,734	$118,858,225
Issued in reinvestment of distributions	603,148	7,855,915	565,559	7,164,226
Redeemed	(2,788,053)	(36,450,747)	(6,871,661)	(87,661,948)
	2,283,520	29,777,798	3,038,632	38,360,503
Institutional Class
Sold	3,507,675	46,076,942	4,962,217	63,382,965
Issued in reinvestment of distributions	337,050	4,390,096	284,671	3,607,197
Redeemed	(1,817,719)	(23,774,503)	(3,631,594)	(46,185,156)
	2,027,006	26,692,535	1,615,294	20,805,006
A Class
Sold	2,893,708	37,849,346	5,457,025	69,464,024
Issued in reinvestment of distributions	281,615	3,667,751	261,841	3,314,578
Redeemed	(2,825,431)	(36,990,080)	(4,599,854)	(58,418,609)
	349,892	4,527,017	1,119,012	14,359,993
C Class
Sold	16,495	216,510	128,031	1,619,511
Issued in reinvestment of distributions	4,656	60,579	3,835	48,536
Redeemed	(25,773)	(335,238)	(44,116)	(558,381)
	(4,622)	(58,149)	87,750	1,109,666
R Class
Sold	2,286,901	29,906,483	4,619,094	58,836,138
Issued in reinvestment of distributions	232,081	3,020,023	149,406	1,890,232
Redeemed	(973,315)	(12,741,655)	(1,853,280)	(23,575,961)
	1,545,667	20,184,851	2,915,220	37,150,409
Net increase (decrease)	6,201,463	$81,124,052	8,775,908	$111,785,577

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2015 Portfolio
Investor Class
Sold	3,160,955	$43,793,173	11,555,601	$155,702,006
Issued in reinvestment of distributions	1,775,956	24,188,515	1,441,377	19,184,736
Redeemed	(6,536,672)	(90,599,653)	(10,894,289)	(147,214,612)
	(1,599,761)	(22,617,965)	2,102,689	27,672,130
Institutional Class
Sold	4,879,883	67,975,473	7,306,344	98,597,454
Issued in reinvestment of distributions	843,040	11,490,640	536,263	7,143,021
Redeemed	(2,901,962)	(40,300,613)	(4,787,681)	(64,602,022)
	2,820,961	39,165,500	3,054,926	41,138,453
A Class
Sold	2,846,999	39,380,079	7,692,536	103,742,196
Issued in reinvestment of distributions	811,928	11,058,462	660,903	8,796,617
Redeemed	(4,097,866)	(56,718,135)	(8,451,016)	(114,129,187)
	(438,939)	(6,279,594)	(97,577)	(1,590,374)
C Class
Sold	48,606	669,679	104,821	1,408,696
Issued in reinvestment of distributions	12,563	171,613	7,468	99,618
Redeemed	(17,669)	(243,763)	(70,911)	(947,121)
	43,500	597,529	41,378	561,193
R Class
Sold	1,470,763	20,394,576	3,670,256	49,243,647
Issued in reinvestment of distributions	345,594	4,710,451	248,017	3,301,112
Redeemed	(1,642,572)	(22,684,554)	(3,329,884)	(44,829,069)
	173,785	2,420,473	588,389	7,715,690
Net increase (decrease)	999,546	$13,285,943	5,689,805	$75,497,092

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	5,785,072	$71,263,038	21,043,779	$249,994,003
Issued in reinvestment of distributions	1,733,039	21,125,745	1,134,503	13,375,788
Redeemed	(4,670,618)	(57,574,674)	(10,595,751)	(127,015,531)
	2,847,493	34,814,109	11,582,531	136,354,260
Institutional Class
Sold	12,159,337	150,438,694	12,653,625	151,264,000
Issued in reinvestment of distributions	1,274,866	15,527,868	628,617	7,411,398
Redeemed	(4,271,871)	(52,637,830)	(6,267,991)	(74,770,003)
	9,162,332	113,328,732	7,014,251	83,905,395
A Class
Sold	3,425,644	42,047,304	9,817,108	116,375,892
Issued in reinvestment of distributions	908,384	11,064,112	604,367	7,125,492
Redeemed	(4,127,125)	(50,686,204)	(6,509,238)	(77,630,489)
	206,903	2,425,212	3,912,237	45,870,895
C Class
Sold	128,754	1,589,652	478,240	5,663,540
Issued in reinvestment of distributions	26,108	319,042	11,419	134,968
Redeemed	(58,939)	(722,982)	(141,207)	(1,657,561)
	95,923	1,185,712	348,452	4,140,947
R Class
Sold	2,048,106	25,217,107	5,622,646	66,724,197
Issued in reinvestment of distributions	388,598	4,733,123	218,800	2,579,646
Redeemed	(1,455,246)	(17,881,028)	(3,193,423)	(37,864,468)
	981,458	12,069,202	2,648,023	31,439,375
Net increase (decrease)	13,294,109	$163,822,967	25,505,494	$301,710,872

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	7,245,939	$105,881,822	19,149,017	$270,574,750
Issued in reinvestment of distributions	2,922,754	42,204,562	1,963,505	27,489,062
Redeemed	(5,178,981)	(76,036,351)	(11,905,716)	(168,899,498)
	4,989,712	72,050,033	9,206,806	129,164,314
Institutional Class
Sold	10,706,892	157,521,418	12,189,454	172,967,274
Issued in reinvestment of distributions	1,489,458	21,507,780	804,901	11,260,566
Redeemed	(4,471,700)	(65,450,707)	(5,602,048)	(79,677,701)
	7,724,650	113,578,491	7,392,307	104,550,139
A Class
Sold	6,406,600	93,680,609	11,840,877	167,296,312
Issued in reinvestment of distributions	1,348,142	19,467,175	951,631	13,322,832
Redeemed	(6,870,483)	(100,421,025)	(10,101,771)	(142,980,875)
	884,259	12,726,759	2,690,737	37,638,269
C Class
Sold	75,306	1,106,932	110,203	1,557,112
Issued in reinvestment of distributions	16,703	241,863	9,756	136,882
Redeemed	(40,533)	(592,907)	(79,808)	(1,136,207)
	51,476	755,888	40,151	557,787
R Class
Sold	2,946,083	43,007,219	5,637,303	79,620,796
Issued in reinvestment of distributions	537,074	7,755,353	327,815	4,589,412
Redeemed	(2,124,697)	(31,090,963)	(4,099,280)	(57,784,406)
	1,358,460	19,671,609	1,865,838	26,425,802
Net increase (decrease)	15,008,557	$218,782,780	21,195,839	$298,336,311

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	5,076,996	$63,403,051	20,426,845	$245,871,448
Issued in reinvestment of distributions	1,802,338	22,312,945	1,066,114	12,740,058
Redeemed	(3,113,565)	(39,182,568)	(8,995,021)	(109,551,889)
	3,765,769	46,533,428	12,497,938	149,059,617
Institutional Class
Sold	11,777,940	148,220,216	12,448,367	150,487,344
Issued in reinvestment of distributions	1,369,619	16,942,184	649,722	7,764,175
Redeemed	(4,630,518)	(58,004,025)	(4,749,313)	(57,207,774)
	8,517,041	107,158,375	8,348,776	101,043,745
A Class
Sold	3,862,498	48,187,109	11,037,047	132,555,936
Issued in reinvestment of distributions	1,066,619	13,183,409	638,448	7,623,066
Redeemed	(4,661,176)	(58,291,141)	(5,832,605)	(70,195,184)
	267,941	3,079,377	5,842,890	69,983,818
C Class
Sold	58,613	731,020	147,541	1,775,111
Issued in reinvestment of distributions	12,242	151,803	6,091	72,962
Redeemed	(24,771)	(309,985)	(89,873)	(1,082,908)
	46,084	572,838	63,759	765,165
R Class
Sold	2,704,120	33,851,378	5,417,624	65,180,130
Issued in reinvestment of distributions	442,326	5,471,578	227,857	2,722,894
Redeemed	(1,302,889)	(16,232,273)	(3,748,744)	(44,834,198)
	1,843,557	23,090,683	1,896,737	23,068,826
Net increase (decrease)	14,440,392	$180,434,701	28,650,100	$343,921,171

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	5,273,443	$82,596,201	15,419,113	$232,617,825
Issued in reinvestment of distributions	2,307,785	35,793,744	1,399,130	20,958,959
Redeemed	(3,460,875)	(54,490,986)	(7,817,703)	(118,549,367)
	4,120,353	63,898,959	9,000,540	135,027,417
Institutional Class
Sold	8,130,299	128,561,582	8,121,478	122,982,998
Issued in reinvestment of distributions	1,118,352	17,356,824	584,736	8,765,198
Redeemed	(3,672,521)	(57,739,283)	(4,217,689)	(64,009,875)
	5,576,130	88,179,123	4,488,525	67,738,321
A Class
Sold	4,588,699	72,106,662	9,699,553	146,439,953
Issued in reinvestment of distributions	1,122,939	17,416,778	724,693	10,855,896
Redeemed	(4,816,173)	(75,575,201)	(7,722,319)	(116,439,152)
	895,465	13,948,239	2,701,927	40,856,697
C Class
Sold	102,115	1,616,825	82,321	1,235,451
Issued in reinvestment of distributions	12,574	195,398	5,614	84,263
Redeemed	(46,478)	(728,165)	(39,674)	(599,902)
	68,211	1,084,058	48,261	719,812
R Class
Sold	2,094,298	32,869,384	4,642,119	69,941,532
Issued in reinvestment of distributions	482,651	7,490,741	271,934	4,076,289
Redeemed	(1,702,374)	(26,736,117)	(3,007,224)	(45,329,594)
	874,575	13,624,008	1,906,829	28,688,227
Net increase (decrease)	11,534,734	$180,734,387	18,146,082	$273,030,474

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	3,568,975	$45,990,049	16,128,053	$199,593,668
Issued in reinvestment of distributions	1,435,725	18,449,064	822,511	10,141,566
Redeemed	(2,018,346)	(26,245,758)	(6,192,967)	(77,605,817)
	2,986,354	38,193,355	10,757,597	132,129,417
Institutional Class
Sold	7,852,467	102,810,982	8,529,888	106,206,558
Issued in reinvestment of distributions	1,109,702	14,259,665	503,626	6,209,714
Redeemed	(2,158,822)	(27,935,017)	(3,291,797)	(40,954,069)
	6,803,347	89,135,630	5,741,717	71,462,203
A Class
Sold	2,800,462	36,283,471	6,395,153	79,076,614
Issued in reinvestment of distributions	746,460	9,592,013	428,583	5,284,424
Redeemed	(2,739,629)	(35,437,352)	(3,704,038)	(46,020,542)
	807,293	10,438,132	3,119,698	38,340,496
C Class
Sold	34,706	449,858	104,517	1,268,123
Issued in reinvestment of distributions	8,582	110,451	4,337	53,557
Redeemed	(15,419)	(199,551)	(52,725)	(657,995)
	27,869	360,758	56,129	663,685
R Class
Sold	1,974,306	25,625,399	3,939,129	49,045,510
Issued in reinvestment of distributions	323,310	4,154,537	143,522	1,769,619
Redeemed	(1,001,505)	(12,944,994)	(2,164,678)	(26,709,963)
	1,296,111	16,834,942	1,917,973	24,105,166
Net increase (decrease)	11,920,974	$154,962,817	21,593,114	$266,700,967

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	4,220,372	$68,736,602	12,757,406	$199,150,063
Issued in reinvestment of distributions	1,632,508	26,413,979	920,996	14,293,859
Redeemed	(2,574,498)	(42,159,983)	(5,199,876)	(81,631,937)
	3,278,382	52,990,598	8,478,526	131,811,985
Institutional Class
Sold	5,202,638	85,952,456	6,832,555	107,208,682
Issued in reinvestment of distributions	956,596	15,487,287	493,000	7,651,352
Redeemed	(2,805,189)	(45,904,434)	(3,130,252)	(49,271,979)
	3,354,045	55,535,309	4,195,303	65,588,055
A Class
Sold	2,894,919	47,347,424	6,789,524	106,051,418
Issued in reinvestment of distributions	757,645	12,258,689	477,700	7,409,128
Redeemed	(3,478,231)	(56,788,538)	(5,261,700)	(82,176,375)
	174,333	2,817,575	2,005,524	31,284,171
C Class
Sold	21,884	358,146	54,678	854,187
Issued in reinvestment of distributions	4,657	75,539	2,058	31,996
Redeemed	(23,030)	(380,968)	(15,472)	(239,838)
	3,511	52,717	41,264	646,345
R Class
Sold	1,484,668	24,277,733	3,021,482	47,239,450
Issued in reinvestment of distributions	324,338	5,251,030	175,396	2,722,141
Redeemed	(1,129,595)	(18,461,792)	(2,106,163)	(32,686,563)
	679,411	11,066,971	1,090,715	17,275,028
Net increase (decrease)	7,489,682	$122,463,170	15,811,332	$246,605,584

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	2,863,079	$36,732,121	9,404,702	$116,239,147
Issued in reinvestment of distributions	787,594	10,144,207	420,182	5,164,040
Redeemed	(1,631,805)	(21,175,533)	(2,943,037)	(36,769,630)
	2,018,868	25,700,795	6,881,847	84,633,557
Institutional Class
Sold	5,239,808	68,954,353	4,866,275	60,431,530
Issued in reinvestment of distributions	639,417	8,242,081	288,019	3,542,636
Redeemed	(1,740,287)	(22,613,303)	(2,710,942)	(33,404,590)
	4,138,938	54,583,131	2,443,352	30,569,576
A Class
Sold	2,083,888	27,001,546	4,631,989	57,192,282
Issued in reinvestment of distributions	437,491	5,634,876	240,168	2,951,668
Redeemed	(1,866,857)	(24,170,319)	(2,347,231)	(29,010,901)
	654,522	8,466,103	2,524,926	31,133,049
C Class
Sold	34,866	450,345	62,496	752,682
Issued in reinvestment of distributions	5,594	72,280	3,754	46,249
Redeemed	(17,296)	(224,618)	(60,393)	(743,139)
	23,164	298,007	5,857	55,792
R Class
Sold	1,025,769	13,284,047	2,018,802	24,925,113
Issued in reinvestment of distributions	159,263	2,052,906	79,614	978,460
Redeemed	(516,566)	(6,697,278)	(1,171,991)	(14,413,170)
	668,466	8,639,675	926,425	11,490,403
Net increase (decrease)	7,503,958	$97,687,711	12,782,407	$157,882,377

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,328,098	$17,830,002	2,022,537	$25,759,894
Issued in reinvestment of distributions	119,545	1,600,701	50,208	634,132
Redeemed	(310,804)	(4,152,762)	(793,062)	(10,112,243)
	1,136,839	15,277,941	1,279,683	16,281,783
Institutional Class
Sold	1,709,569	23,073,909	2,980,841	38,058,501
Issued in reinvestment of distributions	153,125	2,050,344	43,142	544,884
Redeemed	(736,409)	(9,844,729)	(671,823)	(8,635,793)
	1,126,285	15,279,524	2,352,160	29,967,592
A Class
Sold	1,048,574	14,017,014	1,570,011	19,921,268
Issued in reinvestment of distributions	93,074	1,245,329	38,909	491,428
Redeemed	(555,144)	(7,412,099)	(377,223)	(4,797,626)
	586,504	7,850,244	1,231,697	15,615,070
C Class
Sold	6,981	92,950	18,650	236,856
Issued in reinvestment of distributions	869	11,640	376	4,744
Redeemed	(5,391)	(72,737)	(4,431)	(56,507)
	2,459	31,853	14,595	185,093
R Class
Sold	518,785	6,955,346	732,757	9,301,944
Issued in reinvestment of distributions	41,365	554,281	16,044	202,791
Redeemed	(205,873)	(2,733,143)	(269,107)	(3,429,582)
	354,277	4,776,484	479,694	6,075,153
Net increase (decrease)	3,206,364	$43,216,046	5,357,829	$68,124,691

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2015 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund	$18,748,506	$3,917,293	$508,814	$21,630	$2,246,776	$20,576,299
NT Equity Growth Fund	61,996,124	15,061,686	3,035,219	51,194	6,875,958	69,333,771
NT Growth Fund	40,407,511	11,013,177	2,225,394	64,377	6,382,966	45,208,712
NT Heritage Fund	15,558,098	2,071,303	441,739	1,655	776,222	17,534,507
NT Large Company Value Fund	68,182,408	17,366,740	4,670,362	(7,384)	5,932,416	76,280,172
NT Mid Cap Value Fund	24,995,101	4,529,099	365,162	155	2,890,587	27,665,252
NT Small Company Fund	12,384,609	2,660,549	86,780	(3,731)	1,658,801	13,846,996
Real Estate Fund	6,333,427	479,116	467,836	33,270	98,989	7,421,486
High-Yield Fund	24,038,749	3,934,389	112,854	(1,617)	932,022	26,737,383
Inflation-Adjusted Bond Fund	9,514,071	1,186,194	70,146	516	80,193	10,633,134
NT Diversified Bond Fund	168,937,152	22,258,773	6,750,515	(105,054)	3,008,797	189,226,410
Short Duration Inflation Protection Bond Fund	38,843,486	5,317,977	221,039	(1,584)	399,910	42,979,467
Premium Money Market Fund	63,596,470	7,008,255	217,216	—	3,351	70,387,509
International Bond Fund	44,288,846	10,315,550	291,659	(9,062)	1,147,583	49,359,225
NT International Growth Fund	31,157,092	7,322,378	642,643	(25,540)	1,343,287	35,474,030
	$628,981,650	$114,442,479	$20,107,378	$18,825	$33,777,858	$702,664,353

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2015 Portfolio
NT Emerging Markets Fund	$1,715,137	—	$802,968	$887,564	—	—
NT Core Equity Plus Fund	37,890,953	$4,476,694	1,643,858	702,772	$4,225,545	$37,205,212
NT Equity Growth Fund	126,044,031	19,585,237	10,080,461	3,666,557	12,955,732	123,596,887
NT Growth Fund	83,436,708	12,842,898	5,236,767	2,672,162	11,968,519	81,282,825
NT Heritage Fund	33,170,019	1,617,994	2,640,889	1,342,465	1,451,985	31,607,108
NT Large Company Value Fund	138,445,986	25,092,698	13,033,733	6,535,467	11,133,690	135,943,591
NT Mid Cap Value Fund	52,347,142	5,922,472	3,425,913	2,096,184	5,448,558	50,154,841
NT Small Company Fund	25,081,867	3,411,824	815,896	489,997	3,121,766	25,127,195
Real Estate Fund	13,106,890	192,275	948,519	1,660,990	192,275	12,807,645
High-Yield Fund	47,971,835	3,640,475	929,057	145,819	1,784,109	48,399,764
Inflation-Adjusted Bond Fund	21,286,754	150,805	1,659,007	227,415	150,805	19,506,368
NT Diversified Bond Fund	340,511,788	21,292,781	31,562,947	956,743	5,702,164	337,940,734
Short Duration Inflation Protection Bond Fund	75,595,100	4,564,417	529,125	899	748,993	77,789,669
Premium Money Market Fund	125,381,873	4,902,317	3,657,304	—	6,349	126,626,886
International Bond Fund	88,064,271	9,296,948	726,129	(1,423)	2,178,320	87,231,931
NT International Growth Fund	63,301,099	5,786,539	1,326,812	639,604	2,515,318	62,603,976
	$1,273,351,453	$122,776,374	$79,019,385	$22,023,215	$63,584,128	$1,257,824,632

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund	$40,177,487	$7,510,297	$682,294	$29,072	$4,760,203	$43,661,411
NT Equity Growth Fund	128,117,838	27,464,824	3,421,871	9,751	14,223,731	142,506,934
NT Growth Fund	105,009,877	25,304,625	5,495,233	304,552	16,156,718	114,659,268
NT Heritage Fund	48,498,511	5,666,365	3,188,656	118,279	2,315,379	51,963,830
NT Large Company Value Fund	149,517,346	34,702,216	9,428,802	118,753	12,832,672	164,871,644
NT Mid Cap Value Fund	65,528,416	10,838,552	2,451,360	190,960	7,251,435	70,128,389
NT Small Company Fund	26,466,705	5,460,108	—	—	3,498,685	29,579,590
Real Estate Fund	17,329,947	942,417	2,183,469	379,310	264,240	18,669,755
High-Yield Fund	49,149,604	8,667,563	139,428	(1,779)	1,921,027	55,402,203
Inflation-Adjusted Bond Fund	40,427,949	2,940,880	282,306	(3,949)	323,658	43,078,883
NT Diversified Bond Fund	345,201,698	43,889,640	16,273,342	(337,865)	6,110,845	382,663,463
Short Duration Inflation Protection Bond Fund	58,114,015	9,970,024	—	—	627,075	66,597,347
Premium Money Market Fund	98,236,472	13,644,249	—	—	5,265	111,880,721
NT Emerging Markets Fund	15,298,669	1,397,528	1,250,429	118,851	—	14,646,808
NT International Growth Fund	78,592,061	15,819,683	3,895,805	(128,123)	3,283,408	84,864,082
International Bond Fund	79,380,924	19,349,397	62,341	(4,693)	2,094,370	89,696,878
	$1,345,047,519	$233,568,368	$48,755,336	$793,119	$75,668,711	$1,484,871,206

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund	$64,788,224	$9,830,303	$1,302,338	$150,663	$7,555,370	$67,935,233
NT Equity Growth Fund	198,686,047	36,641,390	8,740,756	276,160	21,404,957	212,001,636
NT Growth Fund	193,046,477	39,613,726	10,529,903	1,735,344	28,904,854	203,008,488
NT Heritage Fund	96,791,367	9,223,990	2,677,435	38,909	4,712,466	105,396,752
NT Large Company Value Fund	243,996,009	46,994,791	16,140,505	576,944	20,453,660	258,805,859
NT Mid Cap Value Fund	118,876,688	17,011,790	1,807,607	68,301	13,376,088	127,175,021
NT Small Company Fund	50,761,373	7,056,012	1,909,565	70,617	6,276,001	51,663,265
Real Estate Fund	33,383,373	964,900	2,950,931	536,779	505,120	36,484,503
High-Yield Fund	74,501,593	11,819,537	717,067	(15,698)	2,875,296	82,176,432
Inflation-Adjusted Bond Fund	89,337,982	6,886,236	372,714	(18,210)	730,357	95,846,867
NT Diversified Bond Fund	530,428,369	57,227,688	19,971,762	(475,486)	9,339,290	582,608,442
Short Duration Inflation Protection Bond Fund	60,015,491	10,536,447	—	—	649,524	69,012,960
NT Emerging Markets Fund	48,717,391	6,814,111	797,680	73,358	—	52,281,675
NT International Growth Fund	147,439,152	25,928,642	3,229,871	(67,899)	6,106,240	159,332,042
International Bond Fund	102,694,541	26,799,603	293,451	(6,544)	2,714,019	117,533,138
Premium Money Market Fund	108,837,240	8,495,967	256,414	—	5,630	117,076,793
	$2,162,301,317	$321,845,133	$71,697,999	$2,943,238	$125,608,872	$2,338,339,106

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund	$42,740,078	$8,476,437	$632,415	$2,176	$5,120,225	$46,971,719
NT Equity Growth Fund	121,713,108	25,915,557	3,384,482	(74,305)	13,413,954	135,124,752
NT Growth Fund	141,632,611	33,483,007	6,577,737	353,882	21,826,739	154,790,577
NT Heritage Fund	65,961,559	8,575,181	1,470,841	(73,978)	3,287,868	74,521,841
NT Large Company Value Fund	156,423,602	34,702,061	8,476,779	114,731	13,348,273	172,254,250
NT Mid Cap Value Fund	69,560,002	12,616,555	1,154,856	10,806	7,981,614	76,876,642
NT Small Company Fund	44,093,587	8,523,518	984,422	(15,085)	5,705,132	47,839,751
Real Estate Fund	23,797,679	1,290,006	1,968,547	249,763	365,803	26,970,154
High-Yield Fund	41,126,774	8,304,281	468,545	(6,973)	1,607,259	47,034,409
Inflation-Adjusted Bond Fund	66,134,501	7,922,346	1,084,488	(116,388)	550,021	73,131,879
NT Diversified Bond Fund	293,062,384	45,583,923	14,050,736	(346,621)	5,236,647	333,109,894
Short Duration Inflation Protection Bond Fund	17,700,128	4,155,937	17,818	(119)	200,065	21,371,521
NT Emerging Markets Fund	36,675,822	6,557,912	911,697	42,622	—	40,457,093
NT International Growth Fund	110,306,314	24,482,726	3,891,264	(117,240)	4,685,139	122,733,560
Premium Money Market Fund	67,117,954	8,057,400	711,818	—	3,500	74,463,536
International Bond Fund	29,946,471	10,900,373	191,076	(4,800)	820,724	37,145,076
	$1,327,992,574	$249,547,220	$45,977,521	$18,471	$84,152,963	$1,484,796,654

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund	$54,745,212	$8,533,241	$663,650	$1,604	$6,426,849	$58,098,773
NT Equity Growth Fund	157,669,676	26,714,834	5,489,149	227,671	16,814,441	167,314,342
NT Growth Fund	212,029,145	45,023,443	8,069,659	497,095	32,527,457	228,550,745
NT Heritage Fund	90,400,282	7,549,241	2,937,577	64,217	4,312,541	96,905,256
NT Large Company Value Fund	211,996,402	40,305,353	11,188,159	199,501	17,850,205	227,144,407
NT Mid Cap Value Fund	90,912,502	11,960,871	2,384,068	203,403	10,029,304	95,177,917
NT Small Company Fund	70,704,075	15,346,870	2,244,350	37,233	9,312,575	77,556,327
Real Estate Fund	34,358,220	1,623,359	2,873,426	383,609	526,435	38,596,708
High-Yield Fund	46,363,256	8,238,639	606,642	(15,643)	1,792,005	51,848,073
Inflation-Adjusted Bond Fund	92,478,146	10,743,027	2,219,874	(230,587)	765,988	101,271,038
NT Diversified Bond Fund	329,838,678	45,177,690	16,875,742	(338,065)	5,857,146	367,545,251
Short Duration Inflation Protection Bond Fund	1,250,774	2,392,302	—	—	34,382	3,577,627
NT Emerging Markets Fund	56,940,822	7,289,806	2,159,531	78,367	—	59,218,919
NT International Growth Fund	159,954,360	30,606,009	3,823,825	(113,271)	6,747,574	174,809,908
Premium Money Market Fund	81,257,635	12,459,621	1,283,147	—	4,325	92,434,109
	$1,690,899,185	$273,964,306	$62,818,799	$995,134	$113,001,227	$1,840,049,400

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund	$33,643,317	$6,831,624	$6,539	$(42)	$4,133,621	$37,508,851
NT Equity Growth Fund	97,204,560	19,825,723	778,427	(1,338)	10,843,497	108,789,735
NT Growth Fund	130,636,594	32,537,462	2,373,093	23,244	20,978,989	147,772,272
NT Heritage Fund	61,209,041	7,414,223	928,053	(30,213)	3,065,528	69,070,326
NT Large Company Value Fund	130,440,902	30,080,555	4,539,250	(135,968)	11,490,744	147,176,305
NT Mid Cap Value Fund	61,554,660	10,273,096	281,384	(954)	7,123,671	67,818,095
NT Small Company Fund	39,601,289	9,623,257	178,564	(8,602)	5,431,127	45,351,865
Real Estate Fund	22,064,852	1,473,862	1,043,716	106,226	350,137	26,307,394
High-Yield Fund	22,787,989	4,893,367	—	—	909,976	26,567,634
Inflation-Adjusted Bond Fund	45,977,800	8,140,956	376,698	(40,727)	407,321	53,821,585
NT Diversified Bond Fund	161,778,774	33,480,876	10,269,651	(205,279)	2,987,940	189,827,484
NT Emerging Markets Fund	40,912,527	8,039,724	348,672	6,654	—	46,453,000
NT International Growth Fund	94,874,313	21,743,946	1,143,511	(41,367)	4,129,367	108,146,187
Premium Money Market Fund	21,824,390	5,692,194	—	—	1,243	27,516,584
	$964,511,008	$200,050,865	$22,267,558	$(328,366)	$71,853,161	$1,102,127,317

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund	$52,748,164	$7,505,815	$1,643,976	$167,716	$6,044,058	$54,264,035
NT Equity Growth Fund	123,952,889	19,677,801	2,580,184	23,713	13,385,021	131,889,046
NT Growth Fund	174,316,985	36,533,406	5,569,658	41,372	27,148,960	188,369,714
NT Heritage Fund	87,164,243	7,922,084	2,125,907	(90,524)	4,269,138	94,961,979
NT Large Company Value Fund	174,412,519	34,096,066	9,826,082	(129,981)	14,875,010	187,229,825
NT Mid Cap Value Fund	87,664,011	12,694,574	1,596,548	14,693	9,949,897	93,556,860
NT Small Company Fund	47,776,691	9,539,992	1,404,767	(3,570)	6,303,286	51,666,069
Real Estate Fund	30,575,161	2,073,559	3,339,706	356,491	472,202	34,193,245
High-Yield Fund	24,118,993	3,602,184	355,170	(12,414)	923,627	26,248,232
Inflation-Adjusted Bond Fund	48,498,016	6,088,240	1,218,168	(125,639)	409,940	53,492,049
NT Diversified Bond Fund	170,288,678	25,493,991	13,373,973	(198,858)	3,008,843	187,233,442
NT Emerging Markets Fund	63,250,343	10,816,644	1,992,735	23,911	—	68,825,415
NT International Growth Fund	123,813,510	22,582,788	2,181,217	(74,387)	5,196,004	134,909,571
	$1,208,580,203	$198,627,144	$47,208,091	$(7,477)	$91,985,986	$1,306,839,482

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund	$23,798,903	$6,103,500	$351,601	$(10,035)	$2,994,541	$27,397,474
NT Equity Growth Fund	54,182,084	14,344,794	1,209,736	(51,118)	6,254,151	62,979,026
NT Growth Fund	78,113,200	22,969,016	2,157,826	(123,168)	12,899,629	90,915,473
NT Heritage Fund	38,453,694	6,678,208	646,111	(35,682)	2,006,036	45,335,401
NT Large Company Value Fund	79,436,310	21,277,232	2,754,650	(108,414)	7,173,771	92,335,762
NT Mid Cap Value Fund	38,676,937	8,949,133	653,670	(16,797)	4,649,764	44,474,501
NT Small Company Fund	24,383,176	6,042,248	388,604	(26,191)	3,323,414	27,789,500
Real Estate Fund	14,865,267	1,352,650	1,605,430	234,609	239,804	17,053,589
High-Yield Fund	9,279,822	2,115,935	51,858	(1,702)	373,594	10,883,353
Inflation-Adjusted Bond Fund	18,644,842	3,662,131	167,618	(17,540)	167,170	22,177,159
NT Diversified Bond Fund	66,515,538	14,745,226	4,025,702	(71,073)	1,241,985	79,237,772
NT Emerging Markets Fund	32,593,074	7,408,654	1,444,072	(20,155)	—	36,882,768
NT International Growth Fund	52,976,278	14,726,183	1,005,693	(37,180)	2,378,633	62,489,122
	$531,919,125	$130,374,910	$16,462,571	$(284,446)	$43,702,492	$619,950,900

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund	$5,506,746	$2,575,655	$188,450	$(2,018)	$743,178	$7,332,787
NT Equity Growth Fund	13,144,513	6,137,505	486,997	(4,280)	1,629,825	17,591,213
NT Growth Fund	18,642,499	9,285,903	722,775	(13,757)	3,372,023	25,008,630
NT Heritage Fund	9,191,468	3,316,522	338,158	(17,651)	521,877	12,368,959
NT Large Company Value Fund	18,944,338	8,780,065	800,145	(9,833)	1,838,051	25,378,760
NT Mid Cap Value Fund	9,212,874	4,053,671	320,150	(1,465)	1,190,919	12,274,184
NT Small Company Fund	6,080,855	2,961,462	265,963	(7,608)	912,486	8,138,223
Real Estate Fund	3,680,880	992,138	464,890	7,113	64,318	4,922,234
NT Emerging Markets Fund	7,955,213	3,609,975	573,114	(15,512)	—	10,567,188
NT International Growth Fund	11,659,646	5,566,867	602,672	(30,953)	567,792	15,660,889
High-Yield Fund	1,856,771	796,625	54,416	(892)	79,556	2,502,027
Inflation-Adjusted Bond Fund	3,738,921	1,454,383	185,251	(17,538)	36,612	5,041,967
NT Diversified Bond Fund	13,103,228	5,257,567	1,210,880	(13,474)	258,202	17,580,075
	$122,717,952	$54,788,338	$6,213,861	$(127,868)	$11,214,839	$164,367,136

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

As of January 31, 2015, the funds, in aggregate, owned 96% of the shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT Heritage Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund and NT Small Company Fund.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Federal tax cost of investments	$633,960,996	$1,110,332,535	$1,349,319,567	$2,053,758,128	$1,343,487,843
Gross tax appreciation of investments	$74,213,337	$157,929,201	$145,981,869	$298,554,892	$146,527,634
Gross tax depreciation of investments	(5,509,980)	(10,437,104)	(10,430,230)	(13,973,914)	(5,218,823)
Net tax appreciation (depreciation) of investments	$68,703,357	$147,492,097	$135,551,639	$284,580,978	$141,308,811

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Federal tax cost of investments	$1,607,531,464	$1,000,349,515	$1,149,958,058	$571,445,956	$161,948,270
Gross tax appreciation of investments	$234,452,937	$103,910,316	$158,533,210	$49,523,067	$3,460,530
Gross tax depreciation of investments	(1,935,001)	(2,132,514)	(1,651,786)	(1,018,123)	(1,041,664)
Net tax appreciation (depreciation) of investments	$232,517,936	$101,777,802	$156,881,424	$48,504,944	$2,418,866

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Subsequent Event

On December 9, 2014, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice 2015 Portfolio will be transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. The financial statements and performance history of One Choice In Retirement Portfolio will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on March 27, 2015.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2015(4)	$13.02	0.23	0.02	0.25	(0.22)	(0.16)	(0.38)	$12.89	1.94%	0.20%(5)	3.50%(5)	3%	$282,036
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
Institutional Class
2015(4)	$13.03	0.25	0.02	0.27	(0.24)	(0.16)	(0.40)	$12.90	2.05%	0.00%(5)(6)	3.70%(5)	3%	$155,238
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(6)	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(6)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2015(4)	$13.02	0.21	0.02	0.23	(0.20)	(0.16)	(0.36)	$12.89	1.80%	0.45%(5)	3.25%(5)	3%	$143,044
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110
C Class
2015(4)	$13.00	0.16	0.02	0.18	(0.15)	(0.16)	(0.31)	$12.87	1.39%	1.20%(5)	2.50%(5)	3%	$2,490
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(8)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(5)	0.77%(5)	13%(9)	$35
R Class
2015(4)	$13.00	0.20	0.03	0.23	(0.19)	(0.16)	(0.35)	$12.88	1.74%	0.70%(5)	3.00%(5)	3%	$119,864
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2015 Portfolio
Investor Class
2015(4)	$13.81	0.24	0.04	0.28	(0.29)	(0.31)	(0.60)	$13.49	1.98%	0.20%(5)	3.46%(5)	8%	$563,103
2014	$13.19	0.29	0.79	1.08	(0.28)	(0.18)	(0.46)	$13.81	8.27%	0.20%	2.13%	15%	$598,572
2013	$12.26	0.24	1.04	1.28	(0.25)	(0.10)	(0.35)	$13.19	10.61%	0.20%	1.85%	6%	$543,673
2012	$11.88	0.26	0.39	0.65	(0.27)	—	(0.27)	$12.26	5.63%	0.21%	2.22%	19%	$424,416
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
Institutional Class
2015(4)	$13.84	0.26	0.04	0.30	(0.32)	(0.31)	(0.63)	$13.51	2.11%	0.00%(5)(6)	3.66%(5)	8%	$266,433
2014	$13.21	0.31	0.81	1.12	(0.31)	(0.18)	(0.49)	$13.84	8.56%	0.00%(6)	2.33%	15%	$233,983
2013	$12.28	0.26	1.04	1.30	(0.27)	(0.10)	(0.37)	$13.21	10.82%	0.00%(6)	2.05%	6%	$182,995
2012	$11.90	0.29	0.38	0.67	(0.29)	—	(0.29)	$12.28	5.83%	0.01%	2.42%	19%	$125,106
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
A Class(7)
2015(4)	$13.79	0.22	0.05	0.27	(0.26)	(0.31)	(0.57)	$13.49	1.87%	0.45%(5)	3.21%(5)	8%	$295,384
2014	$13.17	0.26	0.78	1.04	(0.24)	(0.18)	(0.42)	$13.79	8.01%	0.45%	1.88%	15%	$308,075
2013	$12.24	0.20	1.05	1.25	(0.22)	(0.10)	(0.32)	$13.17	10.34%	0.45%	1.60%	6%	$295,377
2012	$11.87	0.23	0.38	0.61	(0.24)	—	(0.24)	$12.24	5.28%	0.46%	1.97%	19%	$242,298
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$13.76	0.17	0.04	0.21	(0.15)	(0.31)	(0.46)	$13.51	1.46%	1.20%(5)	2.46%(5)	8%	$5,265
2014	$13.14	0.15	0.79	0.94	(0.14)	(0.18)	(0.32)	$13.76	7.21%	1.20%	1.13%	15%	$4,764
2013	$12.21	0.11	1.04	1.15	(0.12)	(0.10)	(0.22)	$13.14	9.53%	1.20%	0.85%	6%	$4,003
2012	$11.84	0.13	0.39	0.52	(0.15)	—	(0.15)	$12.21	4.50%	1.21%	1.22%	19%	$2,124
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(8)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(5)	0.83%(5)	9%(9)	$182
R Class
2015(4)	$13.78	0.21	0.03	0.24	(0.22)	(0.31)	(0.53)	$13.49	1.68%	0.70%(5)	2.96%(5)	8%	$127,650
2014	$13.15	0.22	0.80	1.02	(0.21)	(0.18)	(0.39)	$13.78	7.83%	0.70%	1.63%	15%	$127,958
2013	$12.22	0.17	1.04	1.21	(0.18)	(0.10)	(0.28)	$13.15	10.08%	0.70%	1.35%	6%	$114,413
2012	$11.85	0.20	0.38	0.58	(0.21)	—	(0.21)	$12.22	5.02%	0.71%	1.72%	19%	$86,079
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2015(4)	$12.26	0.22	0.05	0.27	(0.27)	(0.19)	(0.46)	$12.07	2.19%	0.20%(5)	3.55%(5)	4%	$574,858
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(6)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
Institutional Class
2015(4)	$12.27	0.24	0.04	0.28	(0.30)	(0.19)	(0.49)	$12.06	2.23%	0.00%(5)(7)	3.75%(5)	4%	$415,693
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(7)	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(7)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(6)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
A Class(8)
2015(4)	$12.23	0.20	0.06	0.26	(0.24)	(0.19)	(0.43)	$12.06	2.10%	0.45%(5)	3.30%(5)	4%	$331,814
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(6)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$12.22	0.16	0.04	0.20	(0.14)	(0.19)	(0.33)	$12.09	1.66%	1.20%(5)	2.55%(5)	4%	$11,788
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(6)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(9)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(5)	0.67%(5)	8%(10)	$103
R Class
2015(4)	$12.22	0.19	0.05	0.24	(0.21)	(0.19)	(0.40)	$12.06	1.93%	0.70%(5)	3.05%(5)	4%	$150,730
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(6)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2015(4)	$14.57	0.26	0.09	0.35	(0.33)	(0.29)	(0.62)	$14.30	2.33%	0.20%(5)	3.56%(5)	3%	$1,045,803
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
Institutional Class
2015(4)	$14.58	0.28	0.09	0.37	(0.36)	(0.29)	(0.65)	$14.30	2.47%	0.00%(5)(6)	3.76%(5)	3%	$526,765
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(6)	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(6)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
A Class(7)
2015(4)	$14.55	0.24	0.09	0.33	(0.29)	(0.29)	(0.58)	$14.30	2.22%	0.45%(5)	3.31%(5)	3%	$531,821
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$14.52	0.19	0.08	0.27	(0.17)	(0.29)	(0.46)	$14.33	1.86%	1.20%(5)	2.56%(5)	3%	$7,791
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(8)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(5)	0.43%(5)	10%(9)	$373
R Class
2015(4)	$14.52	0.22	0.10	0.32	(0.25)	(0.29)	(0.54)	$14.30	2.17%	0.70%(5)	3.06%(5)	3%	$226,180
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2015(4)	$12.44	0.22	0.12	0.34	(0.27)	(0.26)	(0.53)	$12.25	2.67%	0.20%(5)	3.55%(5)	3%	$550,601
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(6)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.90%	0.21%	1.63%	7%	$99,983
Institutional Class
2015(4)	$12.44	0.24	0.12	0.36	(0.30)	(0.26)	(0.56)	$12.24	2.79%	0.00%(5)(7)	3.75%(5)	3%	$419,840
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(7)	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(6)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
A Class(8)
2015(4)	$12.41	0.20	0.12	0.32	(0.24)	(0.26)	(0.50)	$12.23	2.49%	0.45%(5)	3.30%(5)	3%	$353,834
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(6)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$12.39	0.16	0.11	0.27	(0.14)	(0.26)	(0.40)	$12.26	2.13%	1.20%(5)	2.55%(5)	3%	$4,968
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(6)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(9)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(5)	0.41%(5)	7%(10)	$162
R Class
2015(4)	$12.39	0.19	0.12	0.31	(0.21)	(0.26)	(0.47)	$12.23	2.40%	0.70%(5)	3.05%(5)	3%	$155,565
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(6)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2015(4)	$15.60	0.28	0.17	0.45	(0.34)	(0.38)	(0.72)	$15.33	2.89%	0.20%(5)	3.55%(5)	4%	$806,396
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
Institutional Class
2015(4)	$15.62	0.30	0.19	0.49	(0.38)	(0.38)	(0.76)	$15.35	3.10%	0.00%(5)(6)	3.75%(5)	4%	$402,863
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(6)	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(6)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
A Class(7)
2015(4)	$15.58	0.26	0.17	0.43	(0.30)	(0.38)	(0.68)	$15.33	2.76%	0.45%(5)	3.30%(5)	4%	$432,293
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$15.53	0.20	0.18	0.38	(0.18)	(0.38)	(0.56)	$15.35	2.44%	1.20%(5)	2.55%(5)	4%	$5,579
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(8)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(5)	0.29%(5)	8%(9)	$86
R Class
2015(4)	$15.56	0.24	0.17	0.41	(0.26)	(0.38)	(0.64)	$15.33	2.63%	0.70%(5)	3.05%(5)	4%	$192,936
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2015(4)	$12.86	0.24	0.17	0.41	(0.29)	(0.30)	(0.59)	$12.68	3.10%	0.20%(5)	3.72%(5)	2%	$424,457
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(6)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
Institutional Class
2015(4)	$12.87	0.26	0.16	0.42	(0.31)	(0.30)	(0.61)	$12.68	3.22%	0.00%(5)(7)	3.92%(5)	2%	$326,447
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(7)	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(7)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(6)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
A Class(8)
2015(4)	$12.84	0.22	0.16	0.38	(0.25)	(0.30)	(0.55)	$12.67	2.92%	0.45%(5)	3.47%(5)	2%	$237,984
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(6)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$12.80	0.18	0.16	0.34	(0.15)	(0.30)	(0.45)	$12.69	2.61%	1.20%(5)	2.72%(5)	2%	$3,265
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(6)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(9)	$8.60	—(6)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(5)	0.12%(5)	3%(10)	$68
R Class
2015(4)	$12.82	0.21	0.16	0.37	(0.22)	(0.30)	(0.52)	$12.67	2.82%	0.70%(5)	3.22%(5)	2%	$109,979
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(6)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2015(4)	$16.22	0.32	0.19	0.51	(0.37)	(0.43)	(0.80)	$15.93	3.08%	0.20%(5)	3.80%(5)	4%	$566,755
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
Institutional Class
2015(4)	$16.24	0.33	0.21	0.54	(0.41)	(0.43)	(0.84)	$15.94	3.22%	0.00%(5)(6)	4.00%(5)	4%	$329,966
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(6)	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(6)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
A Class(7)
2015(4)	$16.19	0.29	0.20	0.49	(0.33)	(0.43)	(0.76)	$15.92	2.95%	0.45%(5)	3.55%(5)	4%	$281,691
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$16.15	0.21	0.22	0.43	(0.20)	(0.43)	(0.63)	$15.95	2.61%	1.20%(5)	2.80%(5)	4%	$2,024
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(8)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(5)	0.14%(5)	9%(9)	$59
R Class
2015(4)	$16.17	0.27	0.21	0.48	(0.29)	(0.43)	(0.72)	$15.93	2.88%	0.70%(5)	3.30%(5)	4%	$126,423
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2015(4)	$12.85	0.26	0.15	0.41	(0.29)	(0.30)	(0.59)	$12.67	3.06%	0.20%(5)	3.86%(5)	3%	$237,483
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(6)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(6)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
Institutional Class
2015(4)	$12.87	0.27	0.15	0.42	(0.31)	(0.30)	(0.61)	$12.68	3.19%	0.00%(5)(7)	4.06%(5)	3%	$186,138
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(7)	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(7)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(6)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(6)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
A Class(8)
2015(4)	$12.83	0.23	0.16	0.39	(0.25)	(0.30)	(0.55)	$12.67	2.96%	0.45%(5)	3.61%(5)	3%	$138,369
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(6)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(6)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$12.80	0.18	0.16	0.34	(0.15)	(0.30)	(0.45)	$12.69	2.58%	1.20%(5)	2.86%(5)	3%	$2,260
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(6)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(9)	$8.35	—(6)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(5)	0.06%(5)	13%(10)	$32
R Class
2015(4)	$12.81	0.22	0.16	0.38	(0.22)	(0.30)	(0.52)	$12.67	2.86%	0.70%(5)	3.36%(5)	3%	$55,709
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(6)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(6)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2015(4)	$13.22	0.27	0.16	0.43	(0.28)	(0.21)	(0.49)	$13.16	3.17%	0.20%(5)	3.98%(5)	4%	$48,162
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(6)	$10.00	0.03	(0.11)	(0.08)	—	—	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2015(4)	$13.23	0.28	0.16	0.44	(0.31)	(0.21)	(0.52)	$13.15	3.22%	0.00%(5)(7)	4.18%(5)	4%	$57,725
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(7)	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(7)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(7)	1.45%	44%	$3,939
2011(6)	$10.00	0.04	(0.12)	(0.08)	—	—	—	$9.92	(0.80)%	0.00%(5)(7)	1.06%(5)	12%	$379
A Class
2015(4)	$13.19	0.25	0.17	0.42	(0.25)	(0.21)	(0.46)	$13.15	3.07%	0.45%(5)	3.73%(5)	4%	$39,391
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(6)	$10.00	0.02	(0.11)	(0.09)	—	—	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(4)	$13.14	0.19	0.17	0.36	(0.14)	(0.21)	(0.35)	$13.15	2.68%	1.20%(5)	2.98%(5)	4%	$461
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(6)	$10.00	(0.01)	(0.11)	(0.12)	—	—	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2015(4)	$13.18	0.24	0.15	0.39	(0.21)	(0.21)	(0.42)	$13.15	2.89%	0.70%(5)	3.48%(5)	4%	$18,631
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(6)	$10.00	0.01	(0.11)	(0.10)	—	—	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	March 31, 2011 (fund inception) through July 31, 2011.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84892 1503

SEMIANNUAL REPORT	JANUARY 31, 2015

One ChoiceSM In Retirement Portfolio R6

One ChoiceSM 2015 Portfolio R6

One ChoiceSM 2020 Portfolio R6

One ChoiceSM 2025 Portfolio R6

One ChoiceSM 2030 Portfolio R6

One ChoiceSM 2035 Portfolio R6

One ChoiceSM 2040 Portfolio R6

One ChoiceSM 2045 Portfolio R6

One ChoiceSM 2050 Portfolio R6

One ChoiceSM 2055 Portfolio R6

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
One Choice In Retirement Portfolio R6 — R6 Class	ARDTX	2.15%	7.10%	7.05%	7/31/13
S&P Target Date Retirement Income Index	—	2.31%	5.94%	5.73%	—
One Choice 2015 Portfolio R6 — R6 Class	ARNDX	2.19%	7.19%	7.24%	7/31/13
S&P Target Date To 2015 Index	—	1.72%	6.07%	6.25%	—
One Choice 2020 Portfolio R6 — R6 Class	ARBDX	2.35%	7.75%	7.70%	7/31/13
S&P Target Date To 2020 Index	—	1.42%	6.28%	6.64%	—
One Choice 2025 Portfolio R6 — R6 Class	ARWDX	2.59%	8.39%	8.40%	7/31/13
S&P Target Date To 2025 Index	—	1.13%	6.47%	7.00%	—
One Choice 2030 Portfolio R6 — R6 Class	ARCUX	2.91%	8.92%	8.91%	7/31/13
S&P Target Date To 2030 Index	—	0.85%	6.63%	7.33%	—
One Choice 2035 Portfolio R6 — R6 Class	ARLDX	3.17%	9.59%	9.55%	7/31/13
S&P Target Date To 2035 Index	—	0.57%	6.79%	7.65%	—
One Choice 2040 Portfolio R6 — R6 Class	ARDUX	3.22%	10.12%	10.20%	7/31/13
S&P Target Date To 2040 Index	—	0.32%	6.90%	7.90%	—
One Choice 2045 Portfolio R6 — R6 Class	ARDOX	3.35%	10.65%	10.62%	7/31/13
S&P Target Date To 2045 Index	—	0.09%	6.99%	8.12%	—
One Choice 2050 Portfolio R6 — R6 Class	ARFEX	3.29%	10.80%	10.75%	7/31/13
S&P Target Date To 2050 Index	—	-0.14%	7.06%	8.31%	—
One Choice 2055 Portfolio R6 — R6 Class	AREUX	3.31%	11.08%	10.99%	7/31/13
S&P Target Date To 2055+ Index	—	-0.36%	7.15%	8.52%	—

(1)	Total returns for periods less than one year are not annualized.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com. For additional information about the funds, please consult the prospectus.

3

Total Annual Fund Operating Expenses
One Choice In Retirement Portfolio R6 — R6 Class	0.50%
One Choice 2015 Portfolio R6 — R6 Class	0.52%
One Choice 2020 Portfolio R6 — R6 Class	0.53%
One Choice 2025 Portfolio R6 — R6 Class	0.56%
One Choice 2030 Portfolio R6 — R6 Class	0.57%
One Choice 2035 Portfolio R6 — R6 Class	0.60%
One Choice 2040 Portfolio R6 — R6 Class	0.63%
One Choice 2045 Portfolio R6 — R6 Class	0.66%
One Choice 2050 Portfolio R6 — R6 Class	0.68%
One Choice 2055 Portfolio R6 — R6 Class	0.67%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com. For additional information about the funds, please consult the prospectus.

4

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2015
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Equity
NT Core Equity Plus Fund	3.0%	2.9%	3.0%	2.9%	3.2%
NT Equity Growth Fund	9.9%	9.8%	9.6%	9.2%	9.2%
NT Growth Fund	6.4%	6.4%	7.7%	8.7%	10.5%
NT Heritage Fund	2.5%	2.5%	3.5%	4.5%	5.0%
NT Large Company Value Fund	10.9%	10.8%	11.1%	11.1%	11.6%
NT Mid Cap Value Fund	3.9%	3.9%	4.7%	5.4%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.2%	3.2%
Real Estate Fund	1.0%	1.0%	1.2%	1.5%	1.7%
NT Emerging Markets Fund	—	—	1.0%	2.2%	2.7%
NT International Growth Fund	4.9%	5.0%	5.7%	6.7%	8.2%
Total Equity	44.5%	44.3%	49.5%	54.4%	60.5%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.8%	3.5%	3.2%
Inflation-Adjusted Bond Fund	1.5%	1.5%	2.9%	4.1%	5.0%
NT Diversified Bond Fund	26.9%	27.0%	25.7%	24.9%	22.3%
Short Duration Inflation Protection Bond Fund	6.2%	6.2%	4.5%	3.0%	1.5%
International Bond Fund	7.1%	7.1%	6.0%	5.1%	2.5%
Total Fixed Income	45.5%	45.6%	42.9%	40.6%	34.5%
Premium Money Market Fund	10.0%	10.1%	7.6%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

5

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2015
	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Equity
NT Core Equity Plus Fund	3.2%	3.4%	4.2%	4.4%	4.5%
NT Equity Growth Fund	9.1%	9.9%	10.1%	10.2%	10.7%
NT Growth Fund	12.5%	13.4%	14.4%	14.7%	15.3%
NT Heritage Fund	5.3%	6.3%	7.3%	7.3%	7.5%
NT Large Company Value Fund	12.4%	13.4%	14.4%	14.9%	15.4%
NT Mid Cap Value Fund	5.2%	6.2%	7.2%	7.2%	7.5%
NT Small Company Fund	4.2%	4.1%	4.0%	4.5%	4.9%
Real Estate Fund	2.0%	2.2%	2.5%	2.7%	3.0%
NT Emerging Markets Fund	3.2%	4.2%	5.2%	5.9%	6.4%
NT International Growth Fund	9.5%	9.8%	10.2%	10.0%	9.5%
Total Equity	66.6%	72.9%	79.5%	81.8%	84.7%
Fixed Income
High-Yield Fund	2.9%	2.4%	2.1%	1.8%	1.5%
Inflation-Adjusted Bond Fund	5.5%	4.9%	4.1%	3.6%	3.1%
NT Diversified Bond Fund	19.8%	17.3%	14.3%	12.8%	10.7%
Short Duration Inflation Protection Bond Fund	0.2%	—	—	—	—
Total Fixed Income	28.4%	24.6%	20.5%	18.2%	15.3%
Premium Money Market Fund	5.0%	2.5%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

6

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1)8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio R6
Actual
R6 Class	$1,000	$1,021.50	$0.00	0.00%(3)	$2.60	0.51%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.60	0.51%
One Choice 2015 Portfolio R6
Actual
R6 Class	$1,000	$1,021.90	$0.00	0.00%(3)	$2.60	0.51%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.60	0.51%
One Choice 2020 Portfolio R6
Actual
R6 Class	$1,000	$1,023.50	$0.00	0.00%(3)	$2.75	0.54%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.75	0.54%
One Choice 2025 Portfolio R6
Actual
R6 Class	$1,000	$1,025.90	$0.00	0.00%(3)	$2.96	0.58%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.96	0.58%
One Choice 2030 Portfolio R6
Actual
R6 Class	$1,000	$1,029.10	$0.00	0.00%(3)	$3.02	0.59%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.01	0.59%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

8

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1)8/1/14 - 1/31/15	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)8/1/14 - 1/31/15	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio R6
Actual
R6 Class	$1,000	$1,031.70	$0.00	0.00%(3)	$3.07	0.60%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.06	0.60%
One Choice 2040 Portfolio R6
Actual
R6 Class	$1,000	$1,032.20	$0.00	0.00%(3)	$3.18	0.62%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.16	0.62%
One Choice 2045 Portfolio R6
Actual
R6 Class	$1,000	$1,033.50	$0.00	0.00%(3)	$3.33	0.65%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.31	0.65%
One Choice 2050 Portfolio R6
Actual
R6 Class	$1,000	$1,032.90	$0.00	0.00%(3)	$3.38	0.66%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%
One Choice 2055 Portfolio R6
Actual
R6 Class	$1,000	$1,033.10	$0.00	0.00%(3)	$3.38	0.66%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

9

Schedules of Investments

JANUARY 31, 2015 (UNAUDITED)

One Choice In Retirement Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.6%
NT Core Equity Plus Fund Institutional Class	44,757	$635,555
NT Equity Growth Fund Institutional Class	177,959	2,126,611
NT Growth Fund R6 Class	95,547	1,382,566
NT Heritage Fund R6 Class	41,145	536,948
NT Large Company Value Fund R6 Class	198,561	2,339,044
NT Mid Cap Value Fund R6 Class	68,979	849,827
NT Small Company Fund Institutional Class	44,345	421,275
Real Estate Fund R6 Class	6,656	211,806
		8,503,632
Domestic Fixed Income Funds — 38.4%
High-Yield Fund R6 Class	140,659	825,667
Inflation-Adjusted Bond Fund Institutional Class	27,455	328,641
NT Diversified Bond Fund R6 Class	520,355	5,781,141
Short Duration Inflation Protection Bond Fund R6 Class	130,119	1,322,010
		8,257,459
Money Market Funds — 10.0%
Premium Money Market Fund Investor Class	2,157,626	2,157,626
International Fixed Income Funds — 7.1%
International Bond Fund R6 Class	117,956	1,514,550
International Equity Funds — 4.9%
NT International Growth Fund R6 Class	98,581	1,059,749
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,695,939)		21,493,016
OTHER ASSETS AND LIABILITIES†		(12)
TOTAL NET ASSETS — 100.0%		$21,493,004

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

JANUARY 31, 2015 (UNAUDITED)

One Choice 2015 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
NT Core Equity Plus Fund Institutional Class	99,541	$1,413,476
NT Equity Growth Fund Institutional Class	395,372	4,724,690
NT Growth Fund R6 Class	213,912	3,095,314
NT Heritage Fund R6 Class	92,421	1,206,099
NT Large Company Value Fund R6 Class	442,196	5,209,065
NT Mid Cap Value Fund R6 Class	154,420	1,902,452
NT Small Company Fund Institutional Class	100,098	950,935
Real Estate Fund R6 Class	14,993	477,077
		18,979,108
Domestic Fixed Income Funds — 38.5%
High-Yield Fund R6 Class	316,459	1,857,614
Inflation-Adjusted Bond Fund Institutional Class	61,737	738,990
NT Diversified Bond Fund R6 Class	1,172,539	13,026,909
Short Duration Inflation Protection Bond Fund R6 Class	293,473	2,981,685
		18,605,198
Money Market Funds — 10.1%
Premium Money Market Fund Investor Class	4,862,680	4,862,680
International Fixed Income Funds — 7.1%
International Bond Fund R6 Class	265,834	3,413,305
International Equity Funds — 5.0%
NT International Growth Fund R6 Class	224,041	2,408,439
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $48,851,153)		48,268,730
OTHER ASSETS AND LIABILITIES†		(25)
TOTAL NET ASSETS — 100.0%		$48,268,705

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

11

JANUARY 31, 2015 (UNAUDITED)

One Choice 2020 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.8%
NT Core Equity Plus Fund Institutional Class	165,451	$2,349,397
NT Equity Growth Fund Institutional Class	640,429	7,653,127
NT Growth Fund R6 Class	423,949	6,134,549
NT Heritage Fund R6 Class	215,083	2,806,836
NT Large Company Value Fund R6 Class	750,236	8,837,777
NT Mid Cap Value Fund R6 Class	304,809	3,755,251
NT Small Company Fund Institutional Class	166,294	1,579,796
Real Estate Fund R6 Class	31,151	991,229
		34,107,962
Domestic Fixed Income Funds — 36.9%
High-Yield Fund R6 Class	512,164	3,006,405
Inflation-Adjusted Bond Fund Institutional Class	194,859	2,332,466
NT Diversified Bond Fund R6 Class	1,845,636	20,505,016
Short Duration Inflation Protection Bond Fund R6 Class	355,220	3,609,033
		29,452,920
Money Market Funds — 7.6%
Premium Money Market Fund Investor Class	6,047,927	6,047,927
International Equity Funds — 6.7%
NT Emerging Markets Fund R6 Class	74,925	785,209
NT International Growth Fund R6 Class	423,791	4,555,750
		5,340,959
International Fixed Income Funds — 6.0%
International Bond Fund R6 Class	375,942	4,827,098
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $80,705,319)		79,776,866
OTHER ASSETS AND LIABILITIES†		(38)
TOTAL NET ASSETS — 100.0%		$79,776,828

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

12

JANUARY 31, 2015 (UNAUDITED)

One Choice 2025 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.5%
NT Core Equity Plus Fund Institutional Class	195,299	$2,773,240
NT Equity Growth Fund Institutional Class	722,763	8,637,012
NT Growth Fund R6 Class	565,035	8,176,055
NT Heritage Fund R6 Class	326,062	4,255,114
NT Large Company Value Fund R6 Class	892,301	10,511,303
NT Mid Cap Value Fund R6 Class	416,514	5,131,457
NT Small Company Fund Institutional Class	220,720	2,096,839
Real Estate Fund R6 Class	44,104	1,403,392
		42,984,412
Domestic Fixed Income Funds — 35.5%
High-Yield Fund R6 Class	571,763	3,356,250
Inflation-Adjusted Bond Fund Institutional Class	327,094	3,915,318
NT Diversified Bond Fund R6 Class	2,116,224	23,511,243
Short Duration Inflation Protection Bond Fund R6 Class	278,491	2,829,468
		33,612,279
International Equity Funds — 8.9%
NT Emerging Markets Fund R6 Class	198,971	2,085,219
NT International Growth Fund R6 Class	589,459	6,336,685
		8,421,904
International Fixed Income Funds — 5.1%
International Bond Fund R6 Class	371,944	4,775,762
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	4,770,619	4,770,619
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $95,717,452)		94,564,976
OTHER ASSETS AND LIABILITIES†		(46)
TOTAL NET ASSETS — 100.0%		$94,564,930

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

13

JANUARY 31, 2015 (UNAUDITED)

One Choice 2030 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 49.6%
NT Core Equity Plus Fund Institutional Class	183,114	$2,600,221
NT Equity Growth Fund Institutional Class	620,961	7,420,480
NT Growth Fund R6 Class	586,771	8,490,574
NT Heritage Fund R6 Class	312,099	4,072,893
NT Large Company Value Fund R6 Class	800,905	9,434,661
NT Mid Cap Value Fund R6 Class	342,815	4,223,475
NT Small Company Fund Institutional Class	273,243	2,595,813
Real Estate Fund R6 Class	44,065	1,402,134
		40,240,251
Domestic Fixed Income Funds — 32.0%
High-Yield Fund R6 Class	442,758	2,598,987
Inflation-Adjusted Bond Fund Institutional Class	336,011	4,022,055
NT Diversified Bond Fund R6 Class	1,631,887	18,130,261
Short Duration Inflation Protection Bond Fund R6 Class	117,843	1,197,286
		25,948,589
International Equity Funds — 10.9%
NT Emerging Markets Fund R6 Class	209,618	2,196,795
NT International Growth Fund R6 Class	617,593	6,639,130
		8,835,925
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	4,101,150	4,101,150
International Fixed Income Funds — 2.5%
International Bond Fund R6 Class	159,376	2,046,388
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $82,170,379)		81,172,303
OTHER ASSETS AND LIABILITIES†		(36)
TOTAL NET ASSETS — 100.0%		$81,172,267

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JANUARY 31, 2015 (UNAUDITED)

One Choice 2035 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.9%
NT Core Equity Plus Fund Institutional Class	162,370	$2,305,654
NT Equity Growth Fund Institutional Class	549,109	6,561,857
NT Growth Fund R6 Class	618,306	8,946,890
NT Heritage Fund R6 Class	288,961	3,770,944
NT Large Company Value Fund R6 Class	752,911	8,869,296
NT Mid Cap Value Fund R6 Class	302,314	3,724,511
NT Small Company Fund Institutional Class	314,878	2,991,344
Real Estate Fund R6 Class	44,539	1,417,246
		38,587,742
Domestic Fixed Income Funds — 28.4%
High-Yield Fund R6 Class	346,562	2,034,318
Inflation-Adjusted Bond Fund Institutional Class	329,940	3,949,378
NT Diversified Bond Fund R6 Class	1,277,061	14,188,151
Short Duration Inflation Protection Bond Fund R6 Class	14,285	145,136
		20,316,983
International Equity Funds — 12.7%
NT Emerging Markets Fund R6 Class	218,122	2,285,914
NT International Growth Fund R6 Class	631,203	6,785,437
		9,071,351
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	3,615,920	3,615,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $72,735,083)		71,591,996
OTHER ASSETS AND LIABILITIES†		(28)
TOTAL NET ASSETS — 100.0%		$71,591,968

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JANUARY 31, 2015 (UNAUDITED)

One Choice 2040 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
NT Core Equity Plus Fund Institutional Class	122,283	$1,736,417
NT Equity Growth Fund Institutional Class	418,236	4,997,924
NT Growth Fund R6 Class	467,763	6,768,534
NT Heritage Fund R6 Class	243,062	3,171,961
NT Large Company Value Fund R6 Class	573,744	6,758,707
NT Mid Cap Value Fund R6 Class	253,770	3,126,451
NT Small Company Fund Institutional Class	218,562	2,076,337
Real Estate Fund R6 Class	35,497	1,129,500
		29,765,831
Domestic Fixed Income Funds — 24.6%
High-Yield Fund R6 Class	210,580	1,236,104
Inflation-Adjusted Bond Fund Institutional Class	208,569	2,496,572
NT Diversified Bond Fund R6 Class	785,181	8,723,364
		12,456,040
International Equity Funds — 14.0%
NT Emerging Markets Fund R6 Class	201,558	2,112,323
NT International Growth Fund R6 Class	459,733	4,942,126
		7,054,449
Money Market Funds — 2.5%
Premium Money Market Fund Investor Class	1,280,556	1,280,556
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $51,420,637)		50,556,876
OTHER ASSETS AND LIABILITIES†		310
TOTAL NET ASSETS — 100.0%		$50,557,186

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

JANUARY 31, 2015 (UNAUDITED)

One Choice 2045 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.1%
NT Core Equity Plus Fund Institutional Class	123,765	$1,757,463
NT Equity Growth Fund Institutional Class	356,781	4,263,539
NT Growth Fund R6 Class	419,067	6,063,903
NT Heritage Fund R6 Class	234,982	3,066,519
NT Large Company Value Fund R6 Class	513,812	6,052,702
NT Mid Cap Value Fund R6 Class	245,768	3,027,856
NT Small Company Fund Institutional Class	175,281	1,665,169
Real Estate Fund R6 Class	32,902	1,046,951
		26,944,102
Domestic Fixed Income Funds — 20.5%
High-Yield Fund R6 Class	146,209	858,249
Inflation-Adjusted Bond Fund Institutional Class	144,427	1,728,793
NT Diversified Bond Fund R6 Class	540,542	6,005,423
		8,592,465
International Equity Funds — 15.4%
NT Emerging Markets Fund R6 Class	207,745	2,177,168
NT International Growth Fund R6 Class	401,154	4,312,404
		6,489,572
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $42,704,543)		42,026,139
OTHER ASSETS AND LIABILITIES†		(12)
TOTAL NET ASSETS — 100.0%		$42,026,127

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

17

JANUARY 31, 2015 (UNAUDITED)

One Choice 2050 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.9%
NT Core Equity Plus Fund Institutional Class	81,692	$1,160,027
NT Equity Growth Fund Institutional Class	222,645	2,660,605
NT Growth Fund R6 Class	265,749	3,845,387
NT Heritage Fund R6 Class	146,826	1,916,074
NT Large Company Value Fund R6 Class	331,173	3,901,221
NT Mid Cap Value Fund R6 Class	153,253	1,888,072
NT Small Company Fund Institutional Class	123,466	1,172,930
Real Estate Fund R6 Class	22,594	718,956
		17,263,272
Domestic Fixed Income Funds — 18.2%
High-Yield Fund R6 Class	79,760	468,191
Inflation-Adjusted Bond Fund Institutional Class	78,759	942,749
NT Diversified Bond Fund R6 Class	302,218	3,357,642
		4,768,582
International Equity Funds — 15.9%
NT Emerging Markets Fund R6 Class	148,024	1,551,293
NT International Growth Fund R6 Class	243,681	2,619,569
		4,170,862
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $26,665,708)		26,202,716
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$26,202,710

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

18

JANUARY 31, 2015 (UNAUDITED)

One Choice 2055 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.8%
NT Core Equity Plus Fund Institutional Class	35,930	$510,206
NT Equity Growth Fund Institutional Class	102,322	1,222,746
NT Growth Fund R6 Class	120,459	1,743,039
NT Heritage Fund R6 Class	65,942	860,544
NT Large Company Value Fund R6 Class	149,724	1,763,743
NT Mid Cap Value Fund R6 Class	69,272	853,425
NT Small Company Fund Institutional Class	59,275	563,108
Real Estate Fund R6 Class	10,612	337,666
		7,854,477
International Equity Funds — 15.9%
NT Emerging Markets Fund R6 Class	70,129	734,948
NT International Growth Fund R6 Class	100,559	1,081,014
		1,815,962
Domestic Fixed Income Funds — 15.3%
High-Yield Fund R6 Class	29,664	174,125
Inflation-Adjusted Bond Fund Institutional Class	29,334	351,127
NT Diversified Bond Fund R6 Class	110,053	1,222,692
		1,747,944
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,618,067)		11,418,383
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$11,418,381

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

19

Statements of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $21,695,939, $48,851,153 and $80,705,319, respectively)	$21,493,016	$48,268,730	$79,776,866
Receivable for investments sold	—	8,349	—
Receivable for capital shares sold	61,740	14,079	51,714
Distributions receivable from affiliates	11,512	23,082	37,272
	21,566,268	48,314,240	79,865,852

Liabilities
Payable for investments purchased	72,622	23,107	69,768
Payable for capital shares redeemed	642	22,428	19,256
	73,264	45,535	89,024

Net Assets	$21,493,004	$48,268,705	$79,776,828

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	2,030,929	4,524,704	7,452,972

Net Asset Value Per Share	$10.58	$10.67	$10.70

Net Assets Consist of:
Capital (par value and paid-in surplus)	$21,247,924	$47,903,257	$79,053,966
Undistributed net investment income	11,741	23,542	38,244
Undistributed net realized gain	436,262	924,329	1,613,071
Net unrealized depreciation	(202,923)	(582,423)	(928,453)
	$21,493,004	$48,268,705	$79,776,828

See Notes to Financial Statements.

20

JANUARY 31, 2015 (UNAUDITED)
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $95,717,452, $82,170,379 and $72,735,083, respectively)	$94,564,976	$81,172,303	$71,591,996
Receivable for capital shares sold	81,541	60,914	80,133
Distributions receivable from affiliates	38,689	31,767	26,104
	94,685,206	81,264,984	71,698,233

Liabilities
Payable for investments purchased	120,222	77,088	78,880
Payable for capital shares redeemed	54	15,629	27,385
	120,276	92,717	106,265

Net Assets	$94,564,930	$81,172,267	$71,591,968

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	8,715,031	7,445,422	6,512,283

Net Asset Value Per Share	$10.85	$10.90	$10.99

Net Assets Consist of:
Capital (par value and paid-in surplus)	$93,772,593	$80,155,306	$70,672,486
Undistributed net investment income	39,569	32,526	26,588
Undistributed net realized gain	1,905,244	1,982,511	2,035,981
Net unrealized depreciation	(1,152,476)	(998,076)	(1,143,087)
	$94,564,930	$81,172,267	$71,591,968

See Notes to Financial Statements.

21

JANUARY 31, 2015 (UNAUDITED)
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $51,420,637, $42,704,543 and $26,665,708, respectively)	$50,556,876	$42,026,139	$26,202,716
Receivable for investments sold	—	32,509	—
Receivable for capital shares sold	97,875	59,856	36,209
Distributions receivable from affiliates	17,019	11,806	6,889
	50,671,770	42,130,310	26,245,814

Liabilities
Payable for investments purchased	113,659	11,818	43,104
Payable for capital shares redeemed	925	92,365	—
	114,584	104,183	43,104

Net Assets	$50,557,186	$42,026,127	$26,202,710

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	4,578,590	3,785,178	2,360,147

Net Asset Value Per Share	$11.04	$11.10	$11.10

Net Assets Consist of:
Capital (par value and paid-in surplus)	$49,623,941	$41,161,210	$25,556,009
Undistributed net investment income	16,888	11,831	6,906
Undistributed net realized gain	1,780,118	1,531,490	1,102,787
Net unrealized depreciation	(863,761)	(678,404)	(462,992)
	$50,557,186	$42,026,127	$26,202,710

See Notes to Financial Statements.

22

JANUARY 31, 2015 (UNAUDITED)
One Choice 2055 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $11,618,067)	$11,418,383
Receivable for capital shares sold	36,775
Distributions receivable from affiliates	2,590
11,457,748

Liabilities
Payable for investments purchased	27,422
Payable for capital shares redeemed	11,945
39,367

Net Assets	$11,418,381

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	1,013,818

Net Asset Value Per Share	$11.26

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,110,809
Undistributed net investment income	2,580
Undistributed net realized gain	504,676
Net unrealized depreciation	(199,684)
$11,418,381

See Notes to Financial Statements.

23

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$283,933	$605,114	$1,015,814

Expenses:
Directors' fees and expenses	259	558	929

Net investment income (loss)	283,674	604,556	1,014,885

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(38,125)	(35,641)	(81,483)
Capital gain distributions received from underlying funds	497,760	1,038,675	1,885,702
	459,635	1,003,034	1,804,219

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(475,550)	(1,087,601)	(1,835,002)

Net realized and unrealized gain (loss) on affiliates	(15,915)	(84,567)	(30,783)

Net Increase (Decrease) in Net Assets Resulting from Operations	$267,759	$519,989	$984,102

See Notes to Financial Statements.

24

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,036,105	$950,710	$884,558

Expenses:
Directors' fees and expenses	929	851	768

Net investment income (loss)	1,035,176	949,859	883,790

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(59,524)	(41,297)	(74,095)
Capital gain distributions received from underlying funds	2,027,313	2,096,053	2,143,536
	1,967,789	2,054,756	2,069,441

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,950,070)	(1,897,625)	(1,796,943)

Net realized and unrealized gain (loss) on affiliates	17,719	157,131	272,498

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,052,895	$1,106,990	$1,156,288

See Notes to Financial Statements.

25

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$732,817	$634,956	$435,266

Expenses:
Directors' fees and expenses	627	519	371

Net investment income (loss)	732,190	634,437	434,895

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(24,103)	(105,550)	(36,548)
Capital gain distributions received from underlying funds	1,835,075	1,663,561	1,158,002
	1,810,972	1,558,011	1,121,454

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,472,971)	(1,263,552)	(880,194)

Net realized and unrealized gain (loss) on affiliates	338,001	294,459	241,260

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,070,191	$928,896	$676,155

See Notes to Financial Statements.

26

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
One Choice 2055 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$192,827

Expenses:
Directors' fees and expenses	162

Net investment income (loss)	192,665

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(10,010)
Capital gain distributions received from underlying funds	519,980
509,970

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(406,876)

Net realized and unrealized gain (loss) on affiliates	103,094

Net Increase (Decrease) in Net Assets Resulting from Operations	$295,759

See Notes to Financial Statements.

27

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice In Retirement Portfolio R6		One Choice 2015 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$283,674	$142,056	$604,556	$221,584
Net realized gain (loss)	459,635	79,824	1,003,034	64,816
Change in net unrealized appreciation (depreciation)	(475,550)	272,627	(1,087,601)	505,178
Net increase (decrease) in net assets resulting from operations	267,759	494,507	519,989	791,578

Distributions to Shareholders
From net investment income	(282,339)	(131,650)	(709,305)	(93,293)
From net realized gains	(103,197)	—	(143,521)	—
Decrease in net assets from distributions	(385,536)	(131,650)	(852,826)	(93,293)

Capital Share Transactions
Proceeds from shares sold	12,027,670	13,246,418	29,338,240	27,352,174
Proceeds from reinvestment of distributions	384,150	131,650	852,826	93,293
Payments for shares redeemed	(2,292,859)	(2,274,105)	(4,121,975)	(5,636,301)
Net increase (decrease) in net assets from capital share transactions	10,118,961	11,103,963	26,069,091	21,809,166

Net increase (decrease) in net assets	10,001,184	11,466,820	25,736,254	22,507,451

Net Assets
Beginning of period	11,491,820	25,000	22,532,451	25,000
End of period	$21,493,004	$11,491,820	$48,268,705	$22,532,451

Undistributed net investment income	$11,741	$10,406	$23,542	$128,291

Transactions in Shares of the Funds
Sold	1,126,209	1,283,610	2,723,851	2,630,332
Issued in reinvestment of distributions	35,982	12,633	79,259	9,049
Redeemed	(213,359)	(216,646)	(380,596)	(539,691)
Net increase (decrease) in shares of the funds	948,832	1,079,597	2,422,514	2,099,690

See Notes to Financial Statements.

28

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2020 Portfolio R6		One Choice 2025 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$1,014,885	$531,660	$1,035,176	$367,500
Net realized gain (loss)	1,804,219	235,404	1,967,789	181,382
Change in net unrealized appreciation (depreciation)	(1,835,002)	906,549	(1,950,070)	797,594
Net increase (decrease) in net assets resulting from operations	984,102	1,673,613	1,052,895	1,346,476

Distributions to Shareholders
From net investment income	(1,214,185)	(294,116)	(1,205,349)	(157,758)
From net realized gains	(426,552)	—	(243,927)	—
Decrease in net assets from distributions	(1,640,737)	(294,116)	(1,449,276)	(157,758)

Capital Share Transactions
Proceeds from shares sold	39,954,819	49,949,965	57,202,715	43,877,013
Proceeds from reinvestment of distributions	1,640,737	294,116	1,449,276	157,758
Payments for shares redeemed	(3,248,074)	(9,562,597)	(4,455,802)	(4,483,367)
Net increase (decrease) in net assets from capital share transactions	38,347,482	40,681,484	54,196,189	39,551,404

Net increase (decrease) in net assets	37,690,847	42,060,981	53,799,808	40,740,122

Net Assets
Beginning of period	42,085,981	25,000	40,765,122	25,000
End of period	$79,776,828	$42,085,981	$94,564,930	$40,765,122

Undistributed net investment income	$38,244	$237,544	$39,569	$209,742

Transactions in Shares of the Funds
Sold	3,691,606	4,797,115	5,230,110	4,168,621
Issued in reinvestment of distributions	151,920	28,444	132,354	15,169
Redeemed	(299,344)	(919,269)	(405,568)	(428,155)
Net increase (decrease) in shares of the funds	3,544,182	3,906,290	4,956,896	3,755,635

See Notes to Financial Statements.

29

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2030 Portfolio R6		One Choice 2035 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$949,859	$386,557	$883,790	$313,194
Net realized gain (loss)	2,054,756	250,873	2,069,441	235,337
Change in net unrealized appreciation (depreciation)	(1,897,625)	899,549	(1,796,943)	653,856
Net increase (decrease) in net assets resulting from operations	1,106,990	1,536,979	1,156,288	1,202,387

Distributions to Shareholders
From net investment income	(1,109,196)	(194,694)	(1,009,531)	(160,865)
From net realized gains	(323,118)	—	(268,797)	—
Decrease in net assets from distributions	(1,432,314)	(194,694)	(1,278,328)	(160,865)

Capital Share Transactions
Proceeds from shares sold	46,883,568	39,637,910	41,114,174	32,425,529
Proceeds from reinvestment of distributions	1,432,314	194,694	1,278,328	160,865
Payments for shares redeemed	(3,095,126)	(4,923,054)	(2,131,244)	(2,200,166)
Net increase (decrease) in net assets from capital share transactions	45,220,756	34,909,550	40,261,258	30,386,228

Net increase (decrease) in net assets	44,895,432	36,251,835	40,139,218	31,427,750

Net Assets
Beginning of period	36,276,835	25,000	31,452,750	25,000
End of period	$81,172,267	$36,276,835	$71,591,968	$31,452,750

Undistributed net investment income	$32,526	$191,863	$26,588	$152,329

Transactions in Shares of the Funds
Sold	4,263,461	3,779,280	3,711,176	3,065,738
Issued in reinvestment of distributions	130,092	18,649	115,061	15,350
Redeemed	(282,102)	(466,458)	(191,572)	(205,970)
Net increase (decrease) in shares of the funds	4,111,451	3,331,471	3,634,665	2,875,118

See Notes to Financial Statements.

30

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2040 Portfolio R6		One Choice 2045 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$732,190	$287,976	$634,437	$226,144
Net realized gain (loss)	1,810,972	244,858	1,558,011	190,627
Change in net unrealized appreciation (depreciation)	(1,472,971)	609,210	(1,263,552)	585,148
Net increase (decrease) in net assets resulting from operations	1,070,191	1,142,044	928,896	1,001,919

Distributions to Shareholders
From net investment income	(839,684)	(163,594)	(723,825)	(124,925)
From net realized gains	(275,712)	—	(217,148)	—
Decrease in net assets from distributions	(1,115,396)	(163,594)	(940,973)	(124,925)

Capital Share Transactions
Proceeds from shares sold	24,081,750	28,728,451	21,572,074	23,496,563
Proceeds from reinvestment of distributions	1,115,396	163,594	940,973	124,925
Payments for shares redeemed	(2,453,910)	(2,036,340)	(3,172,837)	(1,825,488)
Net increase (decrease) in net assets from capital share transactions	22,743,236	26,855,705	19,340,210	21,796,000

Net increase (decrease) in net assets	22,698,031	27,834,155	19,328,133	22,672,994

Net Assets
Beginning of period	27,859,155	25,000	22,697,994	25,000
End of period	$50,557,186	$27,859,155	$42,026,127	$22,697,994

Undistributed net investment income	$16,888	$124,382	$11,831	$101,219

Transactions in Shares of the Funds
Sold	2,167,118	2,702,785	1,931,544	2,206,518
Issued in reinvestment of distributions	99,678	15,536	83,494	11,819
Redeemed	(219,657)	(189,370)	(281,238)	(169,459)
Net increase (decrease) in shares of the funds	2,047,139	2,528,951	1,733,800	2,048,878

See Notes to Financial Statements.

31

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
	One Choice 2050 Portfolio R6		One Choice 2055 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$434,895	$165,635	$192,665	$31,310
Net realized gain (loss)	1,121,454	144,539	509,970	5,741
Change in net unrealized appreciation (depreciation)	(880,194)	417,202	(406,876)	207,192
Net increase (decrease) in net assets resulting from operations	676,155	727,376	295,759	244,243

Distributions to Shareholders
From net investment income	(498,177)	(95,447)	(216,714)	(4,681)
From net realized gains	(163,206)	—	(11,035)	—
Decrease in net assets from distributions	(661,383)	(95,447)	(227,749)	(4,681)

Capital Share Transactions
Proceeds from shares sold	10,125,491	17,740,478	5,081,934	7,774,153
Proceeds from reinvestment of distributions	661,383	95,447	227,749	4,681
Payments for shares redeemed	(1,580,291)	(1,511,499)	(1,167,940)	(834,768)
Net increase (decrease) in net assets from capital share transactions	9,206,583	16,324,426	4,141,743	6,944,066

Net increase (decrease) in net assets	9,221,355	16,956,355	4,209,753	7,183,628

Net Assets
Beginning of period	16,981,355	25,000	7,208,628	25,000
End of period	$26,202,710	$16,981,355	$11,418,381	$7,208,628

Undistributed net investment income	$6,906	$70,188	$2,580	$26,629

Transactions in Shares of the Funds
Sold	908,353	1,662,180	450,942	720,089
Issued in reinvestment of distributions	58,633	9,030	19,874	440
Redeemed	(140,925)	(139,624)	(103,085)	(76,942)
Net increase (decrease) in shares of the funds	826,061	1,531,586	367,731	643,587

See Notes to Financial Statements.

32

Notes to Financial Statements
014
JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com.  The investment objective of One Choice In Retirement Portfolio R6 is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios R6 is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

33

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio R6. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios R6. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2015 were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Purchases	$12,327,028	$29,888,914	$41,999,964	$58,494,480	$48,780,185
Sales	$1,812,160	$3,029,400	$2,392,607	$2,685,044	$1,945,805

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Purchases	$43,222,784	$25,450,129	$22,705,527	$11,056,436	$5,202,849
Sales	$1,212,508	$1,255,340	$2,008,283	$918,336	$576,209

34

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2015 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund	$341,065	$406,515	$71,711	$(454)	$51,236	$635,555
NT Equity Growth Fund	1,136,842	1,391,583	282,809	(6,162)	155,707	2,126,611
NT Growth Fund	738,548	909,930	165,950	(6,724)	156,128	1,382,566
NT Heritage Fund	283,692	304,810	60,061	(1,768)	18,852	536,948
NT Large Company Value Fund	1,249,918	1,527,755	319,161	(3,766)	135,413	2,339,044
NT Mid Cap Value Fund	456,714	524,558	93,539	(1,852)	66,172	849,827
NT Small Company Fund	225,405	272,591	52,057	(2,605)	37,620	421,275
Real Estate Fund	113,917	98,182	23,650	492	2,316	211,806
High-Yield Fund	438,528	443,067	34,998	(1,296)	20,499	825,667
Inflation-Adjusted Bond Fund	173,671	161,918	8,990	(224)	1,876	328,641
NT Diversified Bond Fund	3,083,503	2,965,734	385,186	(818)	67,114	5,781,141
Short Duration Inflation Protection Bond Fund	707,909	685,952	54,757	(999)	9,751	1,322,010
Premium Money Market Fund	1,161,123	1,117,709	121,206	—	72	2,157,626
International Bond Fund	811,100	886,598	82,361	(6,735)	25,331	1,514,550
NT International Growth Fund	569,888	630,126	93,849	(5,214)	33,606	1,059,749
	$11,491,823	$12,327,028	$1,850,285	$(38,125)	$781,693	$21,493,016

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

35

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2015 Portfolio R6
NT Emerging Markets Fund	$30,011	$10,460	$38,125	$2,361	—	—
NT Core Equity Plus Fund	670,352	933,330	103,216	(601)	$109,267	$1,413,476
NT Equity Growth Fund	2,223,367	3,173,823	404,109	(4,075)	332,261	4,724,690
NT Growth Fund	1,478,022	2,121,591	300,494	(7,019)	313,554	3,095,314
NT Heritage Fund	586,277	735,624	132,688	138	37,643	1,206,099
NT Large Company Value Fund	2,443,455	3,531,543	498,598	(2,035)	288,250	5,209,065
NT Mid Cap Value Fund	928,293	1,226,968	168,672	(1,699)	141,438	1,902,452
NT Small Company Fund	438,622	661,832	90,071	(3,092)	79,906	950,935
Real Estate Fund	232,502	243,322	46,473	1,853	4,961	477,077
High-Yield Fund	852,650	1,093,869	38,228	(2,109)	44,636	1,857,614
Inflation-Adjusted Bond Fund	375,716	414,164	54,547	(1,186)	3,909	738,990
NT Diversified Bond Fund	6,034,357	7,452,133	704,625	(874)	145,842	13,026,909
Short Duration Inflation Protection Bond Fund	1,342,696	1,741,822	64,849	(2,118)	19,924	2,981,685
Premium Money Market Fund	2,223,050	2,838,231	198,600	—	157	4,862,680
International Bond Fund	1,557,755	2,186,997	101,657	(8,753)	55,350	3,413,305
NT International Growth Fund	1,115,333	1,523,205	120,089	(6,432)	66,691	2,408,439
	$22,532,458	$29,888,914	$3,065,041	$(35,641)	$1,643,789	$48,268,730

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

36

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund	$1,250,258	$1,262,746	$17,156	$364	$181,406	$2,349,397
NT Equity Growth Fund	4,004,969	4,217,404	120,854	371	540,039	7,653,127
NT Growth Fund	3,282,909	3,726,183	489,337	(55,534)	632,315	6,134,549
NT Heritage Fund	1,515,078	1,308,628	55,879	(1,416)	89,496	2,806,836
NT Large Company Value Fund	4,674,979	4,852,226	232,691	(4,186)	491,349	8,837,777
NT Mid Cap Value Fund	2,047,314	1,916,180	39,235	(188)	278,307	3,755,251
NT Small Company Fund	827,789	856,072	993	(131)	134,319	1,579,796
Real Estate Fund	534,525	397,285	40,981	1,338	10,131	991,229
High-Yield Fund	1,543,011	1,552,497	10,103	(415)	70,585	3,006,405
Inflation-Adjusted Bond Fund	1,266,992	1,113,587	61,373	(1,323)	12,357	2,332,466
NT Diversified Bond Fund	10,790,760	10,269,574	952,580	800	228,557	20,505,016
Short Duration Inflation Protection Bond Fund	1,832,065	1,875,007	51,919	(637)	24,580	3,609,033
Premium Money Market Fund	3,082,320	3,068,694	103,087	—	190	6,047,927
NT Emerging Markets Fund	471,944	370,212	28,244	(1,221)	—	785,209
NT International Growth Fund	2,456,800	2,456,320	148,134	(10,355)	131,102	4,555,750
International Bond Fund	2,504,281	2,757,349	121,524	(8,950)	76,783	4,827,098
	$42,085,994	$41,999,964	$2,474,090	$(81,483)	$2,901,516	$79,776,866

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

37

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund	$1,213,420	$1,767,458	$49,653	$1,168	$184,572	$2,773,240
NT Equity Growth Fund	3,728,846	5,810,000	470,915	(23,452)	519,059	8,637,012
NT Growth Fund	3,630,686	5,399,064	379,292	(8,604)	711,960	8,176,055
NT Heritage Fund	1,818,718	2,483,411	98,494	(3,073)	114,300	4,255,114
NT Large Company Value Fund	4,583,666	6,823,156	404,997	(4,977)	497,872	10,511,303
NT Mid Cap Value Fund	2,236,541	3,180,947	72,567	228	327,117	5,131,457
NT Small Company Fund	953,203	1,324,482	62,941	(2,358)	152,958	2,096,839
Real Estate Fund	617,785	695,487	30,604	642	12,264	1,403,392
High-Yield Fund	1,413,533	2,035,750	18,094	(749)	68,496	3,356,250
Inflation-Adjusted Bond Fund	1,702,086	2,245,049	59,834	(1,763)	17,858	3,915,318
NT Diversified Bond Fund	10,015,327	13,858,562	776,236	(84)	224,216	23,511,243
Short Duration Inflation Protection Bond Fund	1,145,472	1,716,618	4,823	(95)	16,243	2,829,468
NT Emerging Markets Fund	912,767	1,263,553	23,924	(1,427)	—	2,085,219
NT International Growth Fund	2,779,189	4,002,594	201,305	(10,189)	152,429	6,336,685
International Bond Fund	1,948,325	3,152,322	59,911	(4,791)	63,943	4,775,762
Premium Money Market Fund	2,065,570	2,736,027	30,978	—	131	4,770,619
	$40,765,134	$58,494,480	$2,744,568	$(59,524)	$3,063,418	$94,564,976

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

38

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund	$1,170,394	$1,594,179	$11,526	$95	$183,312	$2,600,221
NT Equity Growth Fund	3,328,930	4,591,015	92,525	(469)	475,898	7,420,480
NT Growth Fund	3,864,280	5,372,134	189,573	(1,432)	811,450	8,490,574
NT Heritage Fund	1,797,401	2,291,216	63,082	(2,876)	121,310	4,072,893
NT Large Company Value Fund	4,270,159	5,903,835	283,849	(10,543)	478,640	9,434,661
NT Mid Cap Value Fund	1,897,697	2,534,214	28,769	(2,018)	286,104	4,223,475
NT Small Company Fund	1,206,339	1,588,916	48,249	(4,498)	202,368	2,595,813
Real Estate Fund	648,411	649,325	31,873	(2)	13,057	1,402,134
High-Yield Fund	1,120,492	1,559,315	19,745	(1,113)	56,020	2,598,987
Inflation-Adjusted Bond Fund	1,809,164	2,276,987	94,552	(2,822)	19,723	4,022,055
NT Diversified Bond Fund	8,003,477	10,628,363	834,811	1,349	184,084	18,130,261
Short Duration Inflation Protection Bond Fund	486,806	731,117	8,040	(223)	7,457	1,197,286
NT Emerging Markets Fund	993,317	1,293,045	17,024	(681)	—	2,196,795
NT International Growth Fund	3,024,600	4,080,647	188,226	(12,801)	178,314	6,639,130
Premium Money Market Fund	1,831,204	2,309,287	39,341	—	120	4,101,150
International Bond Fund	824,174	1,376,590	35,917	(3,263)	28,906	2,046,388
	$36,276,845	$48,780,185	$1,987,102	$(41,297)	$3,046,763	$81,172,303

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

39

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund	$1,013,529	$1,448,488	$20,190	$(2,795)	$168,975	$2,305,654
NT Equity Growth Fund	2,925,187	4,315,871	341,388	(28,465)	439,513	6,561,857
NT Growth Fund	3,940,772	5,802,442	176,821	(2,928)	901,351	8,946,890
NT Heritage Fund	1,681,487	2,135,344	93,634	(3,409)	118,851	3,770,944
NT Large Company Value Fund	3,936,084	5,550,387	176,421	(6,673)	468,560	8,869,296
NT Mid Cap Value Fund	1,692,194	2,245,244	51,044	(2,206)	264,133	3,724,511
NT Small Company Fund	1,313,009	2,026,644	186,059	(24,998)	244,663	2,991,344
Real Estate Fund	636,360	652,582	15,717	165	13,755	1,417,246
High-Yield Fund	867,638	1,217,335	—	—	45,403	2,034,318
Inflation-Adjusted Bond Fund	1,727,264	2,200,496	5,085	(129)	20,536	3,949,378
NT Diversified Bond Fund	6,143,587	7,950,443	173,519	(58)	149,672	14,188,151
Short Duration Inflation Protection Bond Fund	31,450	115,096	—	—	960	145,136
NT Emerging Markets Fund	1,054,236	1,323,663	19,256	(998)	—	2,285,914
NT International Growth Fund	2,971,553	4,141,237	27,469	(1,601)	191,615	6,785,437
Premium Money Market Fund	1,518,408	2,097,512	—	—	107	3,615,920
	$31,452,758	$43,222,784	$1,286,603	$(74,095)	$3,028,094	$71,591,996

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

40

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund	$969,325	$887,401	$8,880	$(50)	$147,070	$1,736,417
NT Equity Growth Fund	2,799,143	2,643,831	158,272	(5,519)	384,604	4,997,924
NT Growth Fund	3,769,452	3,717,538	234,297	(3,802)	758,242	6,768,534
NT Heritage Fund	1,761,383	1,448,029	95,015	(3,935)	109,872	3,171,961
NT Large Company Value Fund	3,764,709	3,597,033	261,995	(6,062)	407,301	6,758,707
NT Mid Cap Value Fund	1,782,005	1,536,251	47,369	342	253,551	3,126,451
NT Small Company Fund	1,137,089	1,103,469	26,024	(989)	192,167	2,076,337
Real Estate Fund	633,188	381,334	16,637	182	12,363	1,129,500
High-Yield Fund	664,402	616,528	8,985	(143)	31,366	1,236,104
Inflation-Adjusted Bond Fund	1,335,620	1,171,178	24,075	(450)	14,588	2,496,572
NT Diversified Bond Fund	4,692,825	4,139,293	284,984	(204)	103,934	8,723,364
NT Emerging Markets Fund	1,174,629	1,026,446	15,033	(169)	—	2,112,323
NT International Growth Fund	2,737,767	2,530,249	89,260	(3,304)	152,792	4,942,126
Premium Money Market Fund	637,624	651,549	8,617	—	42	1,280,556
	$27,859,161	$25,450,129	$1,279,443	$(24,103)	$2,567,892	$50,556,876

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

41

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund	$990,139	$1,116,083	$249,362	$(12,047)	$150,938	$1,757,463
NT Equity Growth Fund	2,325,601	2,677,700	520,293	(29,292)	330,726	4,263,539
NT Growth Fund	3,272,430	3,463,608	244,353	(9,910)	684,027	6,063,903
NT Heritage Fund	1,638,051	1,459,253	86,627	(3,447)	107,221	3,066,519
NT Large Company Value Fund	3,273,446	3,342,269	252,758	(4,556)	369,177	6,052,702
NT Mid Cap Value Fund	1,649,783	1,603,415	86,687	(3,927)	248,350	3,027,856
NT Small Company Fund	894,716	1,098,574	248,057	(31,616)	157,054	1,665,169
Real Estate Fund	573,749	426,542	73,628	527	11,408	1,046,951
High-Yield Fund	454,735	432,549	3,863	(232)	21,950	858,249
Inflation-Adjusted Bond Fund	911,134	843,774	36,077	(1,101)	10,142	1,728,793
NT Diversified Bond Fund	3,205,361	2,853,282	175,083	(475)	72,432	6,005,423
NT Emerging Markets Fund	1,187,941	1,086,367	25,782	(1,919)	—	2,177,168
NT International Growth Fund	2,320,911	2,302,111	111,263	(7,555)	135,092	4,312,404
	$22,697,997	$22,705,527	$2,113,833	$(105,550)	$2,298,517	$42,026,139

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

42

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund	$761,466	$497,537	$23,824	$(1,657)	$107,199	$1,160,027
NT Equity Growth Fund	1,731,289	1,155,675	69,982	(3,586)	223,521	2,660,605
NT Growth Fund	2,495,964	1,767,580	126,178	(10,616)	482,465	3,845,387
NT Heritage Fund	1,228,039	692,970	43,834	(2,099)	74,451	1,916,074
NT Large Company Value Fund	2,533,786	1,722,556	156,352	(4,862)	257,205	3,901,221
NT Mid Cap Value Fund	1,235,380	772,060	32,833	(2,130)	166,896	1,888,072
NT Small Company Fund	777,147	504,030	31,139	(1,969)	117,625	1,172,930
Real Estate Fund	471,269	208,235	51,249	2,107	8,841	718,956
High-Yield Fund	297,817	196,021	11,548	(789)	13,233	468,191
Inflation-Adjusted Bond Fund	595,797	388,639	47,079	(1,913)	6,057	942,749
NT Diversified Bond Fund	2,120,938	1,389,019	224,834	305	44,293	3,357,642
NT Emerging Markets Fund	1,038,606	617,236	53,646	(3,025)	—	1,551,293
NT International Growth Fund	1,693,860	1,144,878	82,386	(6,314)	91,482	2,619,569
	$16,981,358	$11,056,436	$954,884	$(36,548)	$1,593,268	$26,202,716

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

43

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund	$323,577	$241,374	$21,060	$(124)	$46,976	$510,206
NT Equity Growth Fund	772,510	578,685	54,418	(648)	103,344	1,222,746
NT Growth Fund	1,095,494	876,400	98,358	(3,027)	214,556	1,743,039
NT Heritage Fund	538,409	345,083	40,382	(505)	32,769	860,544
NT Large Company Value Fund	1,113,313	839,644	97,006	(1,606)	116,785	1,763,743
NT Mid Cap Value Fund	541,468	388,347	35,916	(387)	75,786	853,425
NT Small Company Fund	356,616	274,192	28,826	(823)	57,590	563,108
Real Estate Fund	216,545	94,695	18,151	101	4,235	337,666
NT Emerging Markets Fund	467,587	321,338	28,510	(1,033)	—	734,948
NT International Growth Fund	684,614	498,201	45,599	(1,545)	37,000	1,081,014
High-Yield Fund	109,662	73,414	3,175	(68)	5,033	174,125
Inflation-Adjusted Bond Fund	219,871	142,356	12,551	(220)	2,268	351,127
NT Diversified Bond Fund	768,963	529,120	102,267	(125)	16,465	1,222,692
	$7,208,629	$5,202,849	$586,219	$(10,010)	$712,807	$11,418,383

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Federal tax cost of investments	$21,767,975	$48,973,003	$80,983,716	$95,848,846	$82,286,509
Gross tax appreciation of investments	$179,494	$382,978	$647,252	$736,024	$677,968
Gross tax depreciation of investments	(454,453)	(1,087,251)	(1,854,102)	(2,019,894)	(1,792,174)
Net tax appreciation (depreciation) of investments	$(274,959)	$(704,273)	$(1,206,850)	$(1,283,870)	$(1,114,206)

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Federal tax cost of investments	$72,843,868	$51,475,972	$42,838,823	$26,723,426	$11,634,689
Gross tax appreciation of investments	$564,138	$451,175	$344,878	$248,632	$125,057
Gross tax depreciation of investments	(1,816,010)	(1,370,271)	(1,157,562)	(769,342)	(341,363)
Net tax appreciation (depreciation) of investments	$(1,251,872)	$(919,096)	$(812,684)	$(520,710)	$(216,306)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Subsequent Event

On December 9, 2014, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice 2015 Portfolio R6 will be transferred to One Choice In Retirement Portfolio R6 in exchange for shares of One Choice In Retirement Portfolio R6. The financial statements and performance history of One Choice In Retirement Portfolio R6 will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on March 27, 2015.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2015(4)	$10.62	0.21	0.02	0.23	(0.20)	(0.07)	(0.27)	$10.58	2.15%	0.00%(5)(6)	3.98%(5)	12%	$21,493
2014	$10.00	0.23	0.61	0.84	(0.22)	—	(0.22)	$10.62	8.46%	0.00%(6)	2.16%	34%	$11,492
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2015 Portfolio R6 — R6 Class
2015(4)	$10.72	0.21	0.03	0.24	(0.24)	(0.05)	(0.29)	$10.67	2.19%	0.00%(5)(6)	3.85%(5)	9%	$48,269
2014	$10.00	0.21	0.65	0.86	(0.14)	—	(0.14)	$10.72	8.70%	0.00%(6)	1.98%	40%	$22,532
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2015(4)	$10.77	0.22	0.03	0.25	(0.24)	(0.08)	(0.32)	$10.70	2.35%	0.00%(5)(6)	3.97%(5)	4%	$79,777
2014	$10.00	0.25	0.67	0.92	(0.15)	—	(0.15)	$10.77	9.24%	0.00%(6)	2.36%	43%	$42,086
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2015(4)	$10.85	0.22	0.07	0.29	(0.24)	(0.05)	(0.29)	$10.85	2.59%	0.00%(5)(6)	3.97%(5)	5%	$94,565
2014	$10.00	0.22	0.78	1.00	(0.15)	—	(0.15)	$10.85	10.04%	0.00%(6)	2.04%	18%	$40,765
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

46

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio R6 — R6 Class
2015(4)	$10.88	0.22	0.10	0.32	(0.23)	(0.07)	(0.30)	$10.90	2.91%	0.00%(5)(6)	4.00%(5)	4%	$81,172
2014	$10.00	0.23	0.81	1.04	(0.16)	—	(0.16)	$10.88	10.48%	0.00%(6)	2.13%	23%	$36,277
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2015(4)	$10.93	0.23	0.12	0.35	(0.23)	(0.06)	(0.29)	$10.99	3.17%	0.00%(5)(6)	4.09%(5)	3%	$71,592
2014	$10.00	0.24	0.87	1.11	(0.18)	—	(0.18)	$10.93	11.18%	0.00%(6)	2.19%	12%	$31,453
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2040 Portfolio R6 — R6 Class
2015(4)	$11.01	0.24	0.12	0.36	(0.25)	(0.08)	(0.33)	$11.04	3.22%	0.00%(5)(6)	4.23%(5)	4%	$50,557
2014	$10.00	0.24	0.96	1.20	(0.19)	—	(0.19)	$11.01	12.13%	0.00%(6)	2.25%	11%	$27,859
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2045 Portfolio R6 — R6 Class
2015(4)	$11.06	0.25	0.13	0.38	(0.26)	(0.08)	(0.34)	$11.10	3.35%	0.00%(5)(6)	4.37%(5)	7%	$42,026
2014	$10.00	0.23	1.02	1.25	(0.19)	—	(0.19)	$11.06	12.62%	0.00%(6)	2.13%	12%	$22,698
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

47

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio R6 — R6 Class
2015(4)	$11.07	0.24	0.13	0.37	(0.26)	(0.08)	(0.34)	$11.10	3.29%	0.00%(5)(6)	4.30%(5)	4%	$26,203
2014	$10.00	0.23	1.05	1.28	(0.21)	—	(0.21)	$11.07	12.88%	0.00%(6)	2.11%	13%	$16,981
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2015(4)	$11.16	0.25	0.12	0.37	(0.26)	(0.01)	(0.27)	$11.26	3.31%	0.00%(5)(6)	4.32%(5)	6%	$11,418
2014	$10.00	0.13	1.19	1.32	(0.16)	—	(0.16)	$11.16	13.22%	0.00%(6)	1.14%	23%	$7,209
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2015 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-378-9878. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

49

Notes

50

Notes

51

Notes

52

Contact Us	ipro.americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84894 1503

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are

55

effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

56

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 6, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 6, 2015

57